           As filed with the Securities and Exchange Commission on March 8, 1999

                                                              File No. 333-64981
                                                              File No. 811-09025

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ X ]

                           Pre-Effective Amendment No. _1__               [ X ]

                           Post-Effective Amendment No. ____              [   ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ X ]

                           Amendment No. _1__                             [ X ]


                               NEW COVENANT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             200 East Twelfth Street
                          Jeffersonville, Indiana 47130
                          -----------------------------
                    (Address of Principal Executive Offices)

                                 (502) 569-5977
                                 --------------
                         (Registrant's Telephone Number)

                           Nancy H. Strapp, President
                               New Covenant Funds
                        200 East Twelfth Street, Suite B
                          Jeffersonville, Indiana 47130
                          -----------------------------
                     (Name and Address of Agent for Service)

Copies to:
        Patrick W. D. Turley, Esq.            Ms. Sandra L. Adams
        Dechert Price & Rhoads                First Data Investor Services Group
        1775 Eye Street, N.W.                 3200 Horizon Drive
        Washington, DC  20006-2401            King of Prussia, PA  19406-0903

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest of the New Covenant Funds.

Registrant has previously registered an indefinite number of shares of beneficial interest of New Covenant Funds pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant will file a Notice pursuant to Rule 24f-2 within ninety days after its fiscal year end.


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                                                                          Page 1

Registrant hereby amends this Registration Statement under the Securities Act of 1933, as amended on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that such Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until such Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.


                              [OUTSIDE FRONT COVER]


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
   NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE
                SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
       THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT
            SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE
                   WHERE THE OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION
                              DATED MARCH __, 1999


                                   PROSPECTUS
                                  July _ , 1999



                               NEW COVENANT FUNDS

                            New Covenant Growth Fund
                            New Covenant Income Fund
                        New Covenant Balanced Growth Fund
                        New Covenant Balanced Income Fund

                             200 East Twelfth Street
                            Jeffersonville, IN 47130



An investment in any of the Funds is not a deposit with the Funds' investment adviser, New Covenant Trust Company, N.A. (the "Adviser") or any depository institution. Shares are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve or any other government agency.


The securities described in this prospectus have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete nor have they passed on its adequacy. Any representation to the contrary is a criminal offense.


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                                                                          Page 2
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                                    CONTENTS

------------------------------------------------------------------------------------

         THE FUNDS                                                                 4
------------------------------------------------------------------------------------
         Concise fund-by-fund descriptions are provided on the following pages
              Each description provides the specific Fund objectives,
              strategies, risks, suitability and performance. Before investing, make sure that the Fund's objectives match your own. Please keep this prospectus with your investment records

         A DESCRIPTION OF EACH FUND
------------------------------------------------------------------------------------

            Objectives, Strategies, Risks and Suitability


                  New Covenant Growth Fund                                         4
                  New Covenant Income Fund                                         5
                  New Covenant Balanced Growth Fund                                7
                  New Covenant Balanced Income Fund                                8

         PERFORMANCE
------------------------------------------------------------------------------------
                  Performance of the Funds                                         9
                  Past Performance                                                 9
                           Bar Chart and Performance Tables                        9


         FEES AND EXPENSES OF THE FUNDS
------------------------------------------------------------------------------------
                  Shareholder Fees                                                 9
                  Annual Fund Operating Expenses                                  10
                  Example                                                         10

         OTHER POLICIES AND RISKS                                                 11
------------------------------------------------------------------------------------

         RISK MANAGEMENT                                                          12
------------------------------------------------------------------------------------

         MANAGEMENT OF THE FUNDS
------------------------------------------------------------------------------------
                  The Adviser                                                     13
                  The Sub-Advisers                                                13

         YOUR INVESTMENT
------------------------------------------------------------------------------------
                  Buying Shares                                                   15
                  Selling Shares                                                  17
                  Exchange or Transfer of Shares                                  19
                           Shareholder Services                                   20

         DISTRIBUTIONS AND TAXES                                                  20
------------------------------------------------------------------------------------

         ADDITIONAL INFORMATION                                   Outside Back Cover
------------------------------------------------------------------------------------


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                                                                          Page 3
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                                    THE FUNDS
                                   -----------

The New Covenant Funds have been organized with participation from the Presbyterian Church (U.S.A.) Foundation to facilitate responsible financial management of the investment and endowment assets of the Presbyterian Church (U.S.A.) and of charitable organizations which are part of or associated with the Presbyterian Church (U.S.A.). The Foundation is a charitable, religious organization that supports the mission of the Presbyterian Church (U.S.A.). The Funds may also serve the investment needs of certain other charitable or religious organizations, including organizations that are part of a religious denomination with which the Presbyterian Church (U.S.A.) has a relationship. The investment needs of other ecumenical and charitable organizations may also be met. Shares of the Funds may also be purchased by investors other than religious or charitable organizations. There are currently four separate investment portfolios, or Funds, in which you may invest.

In addition to each Fund's objectives and strategies, each of our Funds has the common objective of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A). These principles include, among others, certain limitations on investments in military contractors, distillers of alcoholic beverages, tobacco companies, and gambling companies or manufacturers of gambling equipment. The Funds may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.). Beyond these principles, each Fund pursues different investment objectives and strategies. You should carefully consider these objectives and strategies before deciding to invest.


                           A DESCRIPTION OF EACH FUND
                          -----------------------------
                            NEW COVENANT GROWTH FUND
                            --------------------------

INVESTMENT OBJECTIVE
---------------------

              The GROWTH FUND'S investment objective is long-term capital appreciation. Dividend income, if any, will be incidental.


PRINCIPAL STRATEGIES
---------------------

              Under normal market conditions, at least 80% of the Fund's assets will be invested in a diversified portfolio of common stocks of companies that the Fund's portfolio managers believe have long-term growth potential.


              The Fund makes investment decisions in accordance with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund may choose not to purchase, sell, or retain investments otherwise consistent with its investment objective.


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                                                                          Page 4

                     The Fund invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. Up to 40% of the Fund's assets may be invested in securities of foreign issuers. The Fund may use options and futures contracts to hedge against unforeseen changes in currency exchange rates.

                     The Adviser seeks to enhance performance and reduce market risk by strategically allocating the Fund's assets among multiple sub-advisers. The allocation is made based on the Adviser's desire for balance among differing investment styles and philosophies offered by the sub-advisers.


                     In selecting stocks, the portfolio managers search for stocks that are the best values based on fundamental and cash-flow analyses. This means that the portfolio managers believe that the stocks are reasonably priced and have above-average appreciation potential. The portfolio managers seek to manage risk by diversifying investments across companies, industries and investment strategies.

                     On occasion, up to 20% of the Fund's assets may be invested in bonds which are rated within the four highest grades assigned by independent rating agencies or in unrated equivalents (investment grade) or in commercial paper within the two highest rating categories of independent rating agencies.

                     The remainder of the Fund's assets may be invested in cash or cash equivalents.


RISK CONSIDERATIONS
--------------------

         * Stock Market Risk - The main risk to the Fund is stock market risk, or the risk that the prices of securities held by the Fund will fall due to various conditions or circumstances that may be unpredictable. Stock prices generally fall or stagnate when interest rates rise.

         * Foreign Securities Risk - The performance of the Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. The conversion in 1999 of various European currencies into a single "euro" currency also presents a risk on the timing of interest and principal payments.

         * The portion of the Fund's assets invested in fixed-income securities may be subject to:

                   * Interest Rate Risk - The risk that the value of such securities will fall as a result of upward changes in interest rates. The



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                                                                          Page 5
                           market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

                  * Credit Risk - The risk that an issuer may default on a security by failing to pay interest or principal when due.

                  * Call Risk - The risk that an issuer may exercise its rights to pay principal on a bond earlier than scheduled.

         * Options and Futures Risks - Although the Fund will use futures and options on futures for hedging purposes only, the hedging strategy may not be successful if the portfolio manager is unable to accurately predict movements in the prices of individual securities held by the Fund or if the strategy does not correlate well with the Fund's investments. The use of futures and options on futures may produce a loss for the Fund, even when used only for hedging purposes.

         * As with any investment, there is the risk of losing money. The loss may be a loss of previous gains or a decline in your principal investment in the Fund.

         * The success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the securities they buy.

         * The Fund cannot be certain that it will achieve its objectives.

         * There is the risk that the Fund will underperform other similar mutual funds that do not consider social-witness principles in their investing.



INVESTOR SUITABILITY
---------------------

The Fund may be appropriate for investors who:

          - prefer a fund that uses an appreciation-oriented strategy
          - can accept the risks of investing in a portfolio of common stocks
          - can tolerate performance which can vary substantially from year to year
          - have a long-term investment horizon

The Fund probably will not be suitable for you if you have a short-term investment horizon, are investing emergency reserve money, are seeking ordinary dividend and interest income, or find it difficult to deal with an investment that may go up and down in value.

                            NEW COVENANT INCOME FUND
                            ------------------------
INVESTMENT OBJECTIVE
--------------------

              The INCOME FUND'S investment objective is a high level of current income with preservation of capital.

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                                                                          Page 6
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PRINCIPAL STRATEGIES
--------------------

              Under normal market conditions, at least 80% of the Fund's assets will be invested in a diversified portfolio of bonds and other debt obligations of varying maturities.

              The Fund makes investment decisions in accordance with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund may choose not to purchase, sell or retain investments otherwise consistent with its investment objective.

              The Fund invests in corporate and government bonds issued or guaranteed by the U.S. Government or one of its agencies and, to a lesser extent, by foreign governments. The Fund may also invest, to a lesser extent, in mortgage-backed and asset-backed securities. The corporate bonds in which the Fund invests have been issued by domestic and international companies that operate in a wide variety of industries.

              At least 65% of the Fund's assets will be invested in bonds which are rated within the four highest grades assigned by independent rating agencies or in unrated equivalents (investment grade). The Fund may invest up to 20% of its assets in bonds that are rated below investment grade. On occasion, up to 20% of the Fund's assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may also invest up to 40% of its assets in the fixed-income securities of foreign issuers.

              Investments for the Fund will be selected based on:

               -    the use of interest-rate and yield-curve analyses

               - the use of credit analyses which indicate a security's rating and potential for appreciation

               - use of the above disciplines to invest in high-yield bonds and fixed-income securities issued by foreign and domestic governments and companies

              The remainder of the Fund's assets may be invested in cash or cash equivalents.


RISK CONSIDERATIONS
-------------------

The Fund's assets invested in fixed-income securities are subject to:

               * Interest Rate Risk - The main risk is that the value of the securities the Fund holds will fall as a result of upward changes in interest rates. The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

               * Credit Risk - The risk that an issuer may default on a security by failing to pay interest or principal when due.



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                                                                          Page 7
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          *    Prepayment Risk - To a lesser extent, the Fund may be subject to prepayment risk when the Fund invests in mortgage-backed securities. Prepayment risk relates to mortgages being prepaid at a rate different than projected. The Fund may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

          * Call Risk - Call risk exists when an issuer may exercise its right to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the Fund will suffer from having to reinvest in lower-yielding bonds.

          * Foreign Securities Risk - Foreign securities carry additional risks,including currency, natural event, and political risks. These risks are present because of uncertainty in future exchange rates back into U.S. dollars, and possible political instability which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. The conversion in 1999 of various European currencies into a single "euro" currency also presents a risk on the timing of interest and principal payments.

In addition to these risks, up to 20% of the Fund's assets may be subject to the risks of options and futures, including put and call options:

                  * Risks of options and futures - The risks associated with options and futures include possible default by the other party to the transaction, illiquidity and the risk that the use of options and futures could result in losses greater than if they had not been used.

                  * Risks of put and call options - The writing of put and call options may force the purchase or sale, respectively, of portfolio securities at less than optimal times or for prices higher than (for puts) or lower than (for calls) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

     * As with any investment, there is the risk of losing money. The loss may be a loss of previous gains or a decline in your principal investment in the Fund.

     * The success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the securities they buy.

     *    The Fund cannot be certain that it will achieve its objectives.

     * There is the risk that the Fund will underperform other similar mutual funds that do not consider social-witness principles in their investing.

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                                                                          Page 8
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INVESTOR SUITABILITY
--------------------

The Fund may be appropriate for investors who:

         - Prefer a bond fund that invests in both corporate and U.S. Government securities
         - Desire income to complement a portfolio of more aggressive investments
         - Can tolerate performance which may vary from year to year - Prefer a relatively conservative investment for income

The Fund probably will not be suitable for you if you have a short-term investment horizon, are investing emergency reserve money, or are seeking high growth or maximum investment return.


                        NEW COVENANT BALANCED GROWTH FUND
                        ---------------------------------

INVESTMENT OBJECTIVE
--------------------

         The BALANCED GROWTH FUND'S investment objective is to produce capital appreciation with less risk than would be present in a portfolio of only common stocks.

PRINCIPAL STRATEGIES
--------------------

         To pursue its objective, the Fund invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the GROWTH FUND. These are referred to as the "underlying funds".

         Between 45% and 75% of the Fund's assets (with a "neutral" position of approximately 60%) are invested in shares of the GROWTH FUND, with the balance of its assets invested in shares of the INCOME FUND.

         The Fund will periodically rebalance its investments in the GROWTH FUND and the INCOME FUND, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both Funds is taken into account. The allocation of investments made in the GROWTH FUND and INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities.

         The Fund makes investment decisions in accordance with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund may choose not to purchase, sell or retain investments otherwise consistent with its investment objective.

         The remainder of the Fund's assets may be invested in cash or cash equivalents.

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                                                                          Page 9

RISK CONSIDERATIONS
-------------------

               * Investing in any balanced mutual fund represents a compromise from investing in a mutual fund which only invests in equity or fixed-income securities. This creates a risk that, under any given set of market conditions, a balanced fund will underperform a mutual fund which has a greater concentration in either equity or fixed-income securities.

               * Through the Fund's investment of a majority of its assets in shares of the GROWTH FUND, the Fund is subject to the risks associated with equity securities. These risks include Stock Market Risk and Foreign Securities Risk.

               * Through the Fund's investment of the balance of its assets in shares of the INCOME FUND, the Fund is subject to the risks associated with fixed-income securities. These risks include Interest Rate Risk, Credit Risk, Call Risk and Prepayment Risk.

               * Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. It is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments.

               * As with any investment, there is the risk of losing money. The loss may be a loss of previous gains or a decline in your principal investment in the Fund.

               * Performance depends on the performance of the underlying funds in which it invests.

               * The Fund cannot be certain that it will achieve its objectives.

               * There is the risk that the Fund will underperform other similar mutual funds that do not consider social-witness principles in their investing.


INVESTOR SUITABILITY
--------------------

The Fund may be appropriate for you if you:

         - prefer a balanced investment program which allocates assets between growth and income portfolios, with an emphasis on growth
         - can tolerate the level of risk represented by the common stock portion of the portfolio allocation
         -    can tolerate performance which will vary from year to year
         -    have a longer-term investment horizon

The Fund probably will not be suitable for you if you have a short-term investment horizon, are investing emergency reserve money, desire only income or prefer to avoid an investment that may go up and down in value.

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                                                                         Page 10
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                        NEW COVENANT BALANCED INCOME FUND
                        ---------------------------------

INVESTMENT OBJECTIVE
--------------------

              The BALANCED INCOME FUND'S investment objective is to produce current income and long-term growth of capital.

PRINCIPAL STRATEGIES
--------------------

          To pursue its objective, the Fund invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the INCOME FUND. These are referred to as the "underlying funds".

          Between 50% and 80% of the Fund's assets (with a "neutral" position of approximately 65%) are invested in shares of the INCOME FUND, with the balance of its assets invested in shares of the GROWTH FUND.

          The Fund will periodically rebalance its investments in the GROWTH FUND and the INCOME FUND, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both Funds is taken into account. The allocation of investments made in the GROWTH FUND and INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities.

          The Fund makes investment decisions in accordance with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The Fund may choose not to purchase, sell or retain investments otherwise consistent with its investment objective.

          The remainder of the Fund's assets may be invested in cash or cash equivalents.

RISK CONSIDERATIONS
-------------------

               * Investing in any balanced mutual fund represents a compromise from investing only in equity or fixed-income securities. This creates a risk that, under any given set of market conditions, a balanced fund will underperform another mutual fund which has a greater concentration in either equity or fixed-income securities.

               * Through the Fund's investment of a majority of its assets in shares of the INCOME FUND, the Fund is subject to the risks associated with fixed-income securities. These risks include Interest Rate Risk, Credit Risk, Call Risk and Prepayment Risk.

               * Through the Fund's investment of the balance of its assets in shares of the GROWTH FUND, the Fund is subject to the risks associated with equity securities. These risks include Stock Market Risk and Foreign Securities Risk.

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                                                                         Page 11

               * Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. It is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments.

               * As with any investment, there is the risk of losing money. The loss may be a loss of previous gains or a decline in your principal investment in the Fund.

               * Performance depends on the performance of the underlying funds in which it invests.

               * The Fund cannot be certain that it will achieve its objectives.

               * There is the risk that the Fund will underperform other similar mutual funds that do not consider social-witness principles in their investing.



INVESTOR SUITABILITY
--------------------

The Fund may be appropriate for you if you:

         - prefer a balanced investment program which allocates assets between growth and income portfolios, with an emphasis on income
         - prefer that more than half of the portfolio be fixed-income-producing securities
         -    can tolerate performance which will vary from year to year
         -    have a longer-term investment horizon

The Fund probably will not be suitable for you if you have a short-term investment horizon, are investing emergency reserve money, require only growth or prefer to avoid an investment that may go up and down in value.


                                   PERFORMANCE
                                   -----------

PERFORMANCE OF THE FUNDS
------------------------
Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a fund. Performance demonstrates how a fund's returns have varied over time. The Funds are recently organized as registered investment companies and have no performance history as registered investment companies. Once the Funds have returns for at least one calendar year as registered investment companies, the Funds will have bar charts and performance tables showing their annual returns compared to the returns of benchmark indexes.


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                                                                         Page 12

PAST PERFORMANCE
----------------

Set forth below is certain past performance information for four privately-managed investment funds that were previously managed by the Presbyterian Church (U.S.A.) Foundation (the predecessor investment entity to the Adviser), each of whose assets were transferred to their corresponding Fund upon the establishment of the Funds. These private funds had investment objectives and policies substantially similar to those of the Funds and were managed subject to the same "manager of managers" investment style that is utilized by the Funds. These private funds were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, the limitations of which might have adversely affected performance results. The prior performance depicted has been restated to reflect the imposition of the total estimated expenses of the Funds for their initial fiscal year rather than the actual expenses of the private funds. Past performance is not indicative of future results, which may be higher or lower that the performance shown below.


                        Bar Chart and Performance Tables

The following bar charts and performance tables provide some indication of the risks of investing in a Fund by showing changes in the performance of the four private funds. Annual returns for the private funds are shown for each calendar year and average annual returns are compared with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions.


                       [Insert Bar Chart for Growth Pool]



1989*     1990     1991    1992    1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

*For the period September 30, 1989 to December 31, 1989.


During the nine year period ending December 31, 1998, the highest return for a quarter was +____% for the quarter ended 19__ and the lowest return for a quarter was -____% for the quarter ended 19__. The year to date total return as of June 30, 1999 was +______%.


                      Performance Table for the Growth Pool
              Average Annual Total Returns as of December 31, 1998

                                  One Year      Five Years      Life Of Fund(3)
                                  --------      ----------      ---------------
Growth Pool(1)                     __.__%          __.__%             __.__%

Wilshire 5000 Equity
Index (2)                          __.__%          __.__%             __.__%

(1) The Growth Pool was managed in the same manner that the Growth Fund is managed.

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                                                                         Page 13

(2) The Wilshire 5000 Equity Index is an unmanaged index representing over 5,000 companies that are traded on various U.S. securities exchanges.
(3) For the period beginning on September 30, 1989 (commencement of operations) and ending on December 31, 1998.

                       [Insert Bar Chart for Income Pool]

1989*     1990     1991    1992    1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

*For the period September 30, 1989 to December 31, 1989.

During the nine year period ending December 31, 1998, the highest return for a quarter was +____% for the quarter ended ____________, 199_ and the lowest return for a quarter was -____% for the quarter ended ______, 199_. The year to date total return as of June 30, 1999 was +______%.


                      Performance Table for the Income Pool
                      -------------------------------------
              Average Annual Total Returns as of December 31, 1998

                                   One Year      Five Years      Life Of Fund(3)
                                   --------      ----------      ---------------
Income Pool(1)                       _.__%          _.__%              _.__%

Lehman Brothers
Government/Corporate
Bond Index(2)                        _.__%          _.__%              _.__%

(1) The Income Pool was managed in the same manner that the Income Fund is managed.
(2) The Lehman Brothers Government/Corporate Bond Index is an unmanaged index, generally representative of the fixed-income market.
(3) For the period beginning on September 30, 1989 (commencement of operations) and ending on December 31, 1998.

                   [Insert Bar Chart for Balanced Growth Pool]

1989*     1990     1991    1992    1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

*For the period September 30, 1989 to December 31, 1989.


During the nine year period ending December 31, 1998, the highest return for a quarter was +__.__% for the quarter ended __________, 199_ and the lowest return for a quarter was -_.__% for the quarter ended __________, 199_. The year to date total return as of June 30, 1999 was +______%.

================================================================================

                 Performance Table for the Balanced Growth Pool
                 ----------------------------------------------
              Average Annual Total Returns as of December 31, 1998

                               One Year        Five Years        Life Of Fund(3)
                               --------        ----------        ---------------
Balanced Growth Pool(1)          __.__%           __.__%              __.__%
(/TABLE)
Wilshire 5000 Equity Index       __.__%           __.__%              __.__%

Lehman Brothers
Government/Corporate
Bond Index                       __.__%           __.__%              __.__%

Balanced Growth
Composite Index (2)              __.__%           __.__%              __.__%

(1) The Balanced Growth Pool was managed in the same manner that the Balanced Growth Fund is managed.
(2) The Balanced Growth Composite Index is a composite weighted 60% Wilshire 5000 Equity Index and 40% Lehman Brothers Government/Corporate Bond Index.
(3) For the period beginning on September 30, 1989 (commencement of operations) and ending on December 31, 1998.

                  [Insert Bart Chart for Balanced Income Pool]

1989*     1990     1991    1992    1993    1994    1995     1996    1997    1998
--------------------------------------------------------------------------------

*For the period September 30, 1989 to December 31, 1989.


During the nine year period ending December 31, 1998, the highest return for a quarter was +_.__% for the quarter ended __________, 199_ and the lowest return for a quarter was -_.__% for the quarter ended ________, 199_. The year to date total return as of June 30, 1999 was +______%.


                 Performance Table for the Balanced Income Pool
                 ----------------------------------------------
              Average Annual Total Returns as of December 31, 1998

                                  One Year      Five Years      Life Of Fund(3)
                                  --------      ----------      ---------------
Balanced Income Pool(1)            __.__%          __.__%           __.__%

Lehman Brothers
Government/Corporate
Bond Index                         __.__%          __.__%           __.__%

Wilshire 5000 EquityIndex          __.__%          __.__%           __.__%

Balanced Income
Composite Index (2)                __.__%          __.__%           __.__%

================================================================================

(1) The Balanced Income Pool was managed in the same manner that the Balanced Income Fund is managed.
(2) The Balanced Income Composite Index is a composite weighted 65% Lehman Brothers Government/Corporate Bond Index and 35% Wilshire 5000 Equity Index.
(3) For the period beginning on September 30, 1989 (commencement of operations) and ending on December 31, 1998.

                         FEES AND EXPENSES OF THE FUNDS
                         ------------------------------

This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Shareholder fees are costs that are charged to you directly. These fees are not charged on dividend reinvestments or exchanges. Annual fund operating expenses are deducted from the Funds' assets every year, so they are paid indirectly by all investors.
The Funds have no sales charge (load).


SHAREHOLDER FEES - ALL FUNDS (fees paid directly from your investment)
----------------------------  ---------------------------------------

                  Maximum Sales Load Imposed on Purchases
                  (as a percentage of offering price)...................None

                  Maximum Deferred Sales Load (as a
                  percentage of offering price).........................None

                  Maximum Sales Load on reinvested dividends
                  (as a percentage of offering price)...................None

                  Redemption Fees (1)...................................None

                  Exchange Fee..........................................None

                  Maximum Account Fee...................................None

(1) To redeem shares by wire transfer, the Funds' transfer agent charges a fee of $9.00 for each wire redemption.



ANNUAL FUND OPERATING EXPENSES - ALL FUNDS (expenses that are deducted from Fund assets)


                 MANAGEMENT      DISTRIBUTION        OTHER         TOTAL ANNUAL
FUND NAME          FEES          (12b-1) FEES     EXPENSES (2)  OPERATING EXPENSES
----------      ----------       ----------       ------------   -----------------
GROWTH FUND       ______             None           ______           _____
INCOME FUND       ______             None           ______           _____
BALANCED GROWTH
 FUND (1)            None            None           ______           _____

================================================================================

BALANCED INCOME
 FUND (1)            None            None           ______           _____

(1) The BALANCED FUNDS invest their assets primarily in the GROWTH FUND and the INCOME FUND. By investing primarily in shares of these Funds, shareholders of the BALANCED FUNDS indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the BALANCED FUNDS may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the GROWTH FUND and INCOME FUND. The fees and expenses included in this table for the two BALANCED FUNDS include both (a) their own respective fees and expenses, and (b)their respective pro-rata share of the fees and expenses of the Funds in which each BALANCED FUND invests. Total fees and expenses to be borne by investors in either BALANCED FUND will depend on the portion of the Funds' assets invested in the GROWTH FUND and in the INCOME FUND. The amounts reported in the table are based on the BALANCED GROWTH FUND'S targeted asset allocation of 60% invested in the GROWTH FUND and 40% invested in the INCOME FUND, and on the BALANCED INCOME FUND'S targeted asset allocation of 65% in the INCOME FUND and 35% in the GROWTH FUND. Within limits, these asset allocations will change. A change in the asset allocations of either BALANCED FUND could increase or reduce the fees and expenses actually borne by investors in that Fund.

(2) "Other Expenses" is based on estimated amounts for the first fiscal year.


EXAMPLE
--------

This example is designed so that you may compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:

            - you invest $10,000 for the time periods indicated;
            - you redeem all of your shares at the end of the time periods;
            - your investment has a hypothetical 5% return each year;
            - all distributions are reinvested; and
            - each Fund's operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each Fund's actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:


         FUND NAME                         1 YEAR                    3 YEARS
         ---------                         ------                    -------
         GROWTH FUND                       ____                       ____
         INCOME FUND                       ____                       ____
         BALANCED GROWTH FUND              ____                       ____
         BALANCED INCOME FUND              ____                       ____

================================================================================

                            OTHER POLICIES AND RISKS
                            ------------------------

Each Fund's investment objective is fundamental, which means that it may not be changed without a shareholder vote. All investment policies of each Fund which are not specifically identified as fundamental may be changed by the Board of Trustees without approval of Fund shareholders.


Each of the Fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the front of the Prospectus. Below are brief descriptions of other securities and practices, along with their risks, which apply to the GROWTH FUND and the INCOME FUND.

SOCIAL-WITNESS PRINCIPLES: Since the Funds have made investing in accordance with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.) one of their investment policies, they may choose not to make, or to divest, investments otherwise consistent with their individual investment objectives. This means that there is a risk that the Funds may under-perform other similar mutual funds that do not consider social-witness principles in their investing.



INVESTMENT TECHNIQUES: To a limited extent, the GROWTH FUND and the INCOME FUND may engage in securities lending arrangements, enter into repurchase agreements, and may hold certain derivative securities, principally put and call options, for hedging purposes. The Funds pursue these activities to marginally increase their investment returns, but these activities also marginally increase the Funds' risks.

PUT AND CALL OPTIONS: The value of call options tends to increase or decrease in the same direction as the price change of the securities underlying them, and the value of put options tends to increase or decrease in the opposite direction as the price change of the securities underlying them. However, because these options can be purchased for a fraction of the cost of the underlying securities, their price changes can be very large in relation to the amount invested in them. This means that options are volatile investments. As a result, options are riskier investments than the securities underlying them. A call or put may be purchased only if, after the purchase, the value of all call and put options held by a Fund will not exceed 20% of the Fund's total assets.

WHEN-ISSUED SECURITIES: The Funds may invest in securities prior to their date of issue. These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

REPURCHASE AGREEMENTS: The Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Funds could lose money.

MORTGAGE-BACKED SECURITIES: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the

================================================================================
underlying mortgages are often prepaid. The Fund would then have to reinvest the money at a lower rate.

ASSET-BACKED SECURITIES: These securities represent interests in pools of debt such as credit-card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

REITS: Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes, and variations in rental income. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

INVESTMENT GRADE SECURITIES: There are four categories that are referred to as investment grade. These are the four highest ratings or categories as defined by Moody's Investors Service, Inc. and Standard & Poor's Corporation. Securities in the fourth investment grade are considered to have speculative characteristics.

NON-INVESTMENT GRADE SECURITIES: The INCOME FUND may invest in securities rated below investment grade. These securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable than higher-quality securities because the market for them may not be as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities rated below investment grade.

ILLIQUID SECURITIES: Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (generally within seven days). The Funds' percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.

DEFENSIVE INVESTING: The Funds may, from time to time, take temporary defensive positions that are inconsistent with each Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, it may not achieve its stated investment objective. A principal defensive investment position would be the purchase of cash equivalents.

YEAR 2000 ISSUES: Like all mutual funds, the Funds' operations depend on the seamless functioning of computer systems in the financial services industry, including those of their Adviser (and Sub-Advisers), their custodian, fund accounting agent, and transfer agent. The failure of computer systems to properly process data containing dates occurring after December 31, 1999 (because of the
================================================================================
method by which dates are encoded) could adversely affect the handling of securities trades, pricing and account servicing for the Funds. The Funds' Adviser and other service providers have advised the Funds that they are taking steps they believe are reasonably designed to address the year 2000 problem. The Funds do not believe that the year 2000 problem will have a material adverse impact on their operations or on their investors.

INVESTMENTS IN OTHER INVESTMENT COMPANIES: The BALANCED GROWTH FUND and BALANCED INCOME FUND, by investing primarily in shares of the GROWTH FUND and the INCOME FUND, indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as their own operating expenses. Thus, shareholders of the BALANCED GROWTH FUND and BALANCED INCOME FUND may indirectly pay slightly higher total operating expenses and other costs than they would pay by owning shares of the underlying funds directly. The GROWTH FUND and INCOME FUND may invest in shares of other investment companies, subject to certain provisions of federal securities laws.


                                 RISK MANAGEMENT
                                 ---------------

The GROWTH FUND and the INCOME FUND have a number of non-fundamental policies and procedures intended to reduce the risks borne by their investors. These policies and procedures should also reduce the risks borne by investors in the BALANCED FUNDS because they invest exclusively in shares of the GROWTH FUND and the INCOME FUND.

               * Each Fund invests principally in U.S. issuers, but also may invest in geographically diverse foreign and international companies. This policy may reduce the effect on the Fund of adverse events affecting particular nations or regions. If a Fund holds a position in securities priced in non-U.S. currency, it may engage in hedging transactions to reduce currency risk.

               * When market conditions threatening a Fund's ability to achieve its investment objectives appear imminent, the Fund may take temporary defensive positions designed to reduce risk, even though these temporary positions are inconsistent with the Fund's customary strategies. The GROWTH FUND may increase its bond and cash-equivalent holdings, and the INCOME FUND may increase its cash-equivalent holdings.

               * Within each Fund, each Sub-Adviser pursues the Fund's objective through its own investment strategy. Since any investment strategy has its own strengths and weaknesses, depending on market conditions, the use of multiple strategies should reduce the effect of changing market conditions on Fund performance.


                             MANAGEMENT OF THE FUNDS
                             -----------------------
THE ADVISER
------------

The Funds' investment adviser, New Covenant Trust Company, N.A., 200 East Twelfth Street, Suite B, Jeffersonville, Indiana 47130, is a national trust bank which received its federal charter in 1998. Although the Adviser has no prior experience


================================================================================
in managing registered investment companies, it is a subsidiary of the Presbyterian Church (U.S.A.) Foundation, founded in 1799, which for many years has provided investment management services to institutions. The Adviser provides certain investment advisory services that were previously offered by the Foundation. All members of the Adviser's investment committee also serve on the Presbyterian Church (U.S.A.) Foundation's investment committee.

The Adviser acts as a "manager of managers" for the Funds and selects and retains various sub-advisers (the "Sub-Advisers") who manage portions of the assets of the Funds that are allocated to them by the Adviser. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding the portfolio holdings of the Funds. The Adviser oversees the investment activities and performance of the Sub-Advisers and it maintains an investment committee that assists with this review process.

Under terms of the investment advisory agreements between the Adviser and each Fund, the Adviser is responsible for formulating each Fund's investment programs, subject to each Fund's fundamental policies. The GROWTH FUND and the INCOME FUND pay the Adviser an annual advisory fee, payable monthly, based on each Fund's average daily net assets. The fee is equal to __% of the average daily net assets in the GROWTH FUND and ___% of the average daily net assets in the INCOME FUND. The total advisory fees paid to the Adviser by these Funds is used to pay the fees of the Sub-Advisers. The Adviser is not paid a management fee for the BALANCED FUNDS.



The GROWTH FUND and the INCOME FUND have Sub-Advisers. The Adviser is responsible for allocating the assets of these Funds among the Sub-Advisers, and for monitoring and evaluating the investment programs and performance of the Sub-Advisers. The Adviser is also responsible for periodically rebalancing the investments of the BALANCED FUNDS between the GROWTH FUND and the INCOME FUND. The Adviser also furnishes corporate officers, provides office space, services and equipment, and supervises all matters relating to the Funds' investment activities. The fees paid to the Sub-Advisers are paid directly by the Adviser and are not a further expense of the Funds.

The Funds have applied to the SEC for an exemptive order that would permit the Adviser, subject to approval by the Board of Trustees, to engage and terminate Sub-Advisers without shareholder approval. There is no assurance that the SEC will grant such exemptive order. In the event the exemptive relief is granted, shareholders would receive information regarding all changes in the Sub-Advisers and information about any new Sub-Advisers selected. While shareholders would not be permitted to vote on the selection of new Sub-Advisers, they would retain the right to vote on the continuation of the Adviser.

THE SUB-ADVISERS
-----------------

Each Sub-Adviser is responsible for the selection and management of portfolio investments for its segment of a particular Fund on a day-to-day basis, in accordance with that Fund's investment objectives and policies and under supervision of the Adviser. Allocation of assets to each Sub-Adviser is at the discretion of the Adviser. The Sub-Advisers place purchase and sell orders for portfolio transactions in the Funds, subject to the general oversight of the Adviser.

The following organizations act as Sub-Advisers to the noted Funds:

================================================================================

SUB-ADVISERS FOR THE GROWTH FUND
---------------------------------

WILLIAM BLAIR & COMPANY, L.L.C.
--------------------------------

William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is a registered investment adviser founded in 1935. The firm serves individual and institutional clients around the world, providing comprehensive financing, brokerage, research, and investment advisory services. The firm focuses on high-quality growth companies that are dominant in their industry and have unique products, pricing flexibility, strong marketing and high-quality management. The focus is on stock selection in five growth sectors: specialty consumer, health care, applied technology, service and light cyclicals.


John P. Nicholas, Principal of the firm, is the portfolio manager for the Fund. Mr. Nicholas joined the firm in 1972 as a securities analyst. For thirteen years he provided investment research on several mid-West growth companies and became a leading analyst of the healthcare industry. In 1985, he joined the investment management department and is currently one of the department's Senior Portfolio Managers. Mr. Nicholas has an M.B.A. from Northwestern University Kellogg Graduate School of Management, a B.B.A. from Loyola University and is a Chartered Financial Analyst.


JOHN W. BRISTOL & CO., INC.
---------------------------

John W. Bristol & Co., Inc., 233 Broadway, New York, New York 10279, was founded in 1954 and is the successor to a firm which was organized in 1937 to become investment adviser to the endowment funds of Princeton University and Swarthmore College. The firm is owned by its employees and is an independent registered investment adviser. Activity of the firm centers around tax-exempt portfolios, with primary emphasis on the management of endowments and foundations.


Robert F. Coviello, Managing Director, is the portfolio manager for the Fund. Mr. Coviello worked for nine years as an analyst with U.S. and Foreign Securities, New York, New York before joining John W. Bristol in 1983 as a Managing Director. Mr. Coviello was previously an analyst with Citibank and Lazard Freres. Mr. Coviello is a graduate of Columbia College, where he currently serves as a member of its Board of Visitors. He also received an M.B.A. from Columbia University in 1968.


CAPITAL GUARDIAN TRUST COMPANY
-------------------------------

Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071, is a state chartered bank which was founded in 1968. The parent company is The Capital Group Companies, Inc., an employee-owned company. Capital Guardian's approach to international investing follows a value-oriented, research-driven process relying on extensive field research and direct company contact. This basic fundamental approach is combined with the firm's macroeconomic and political judgements on the outlook for economies, industries, currencies and markets. Capital Guardian provides investment management services to large institutional, corporate and individual clients.



================================================================================

The portion of the Fund's assets allocated to this Sub-Adviser is managed by a committee of portfolio managers.


CARL DOMINO ASSOCIATES, L.P.
-----------------------------

Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, is a registered investment adviser founded in 1987. The firm is a fundamental value investor, building defensive portfolios and providing total return investment management. The strategy utilized by the firm attempts to provide downside protection through the selection of stocks paying above-average cash dividends. Carl Domino Associates, L.P. provides portfolio management services to corporations, institutions, foundations, unions, public funds and high net worth individuals.



Paul Scoville, Jr., a Partner of the firm, is the portfolio manager for the Fund. Mr. Scoville joined the firm in 1989 as a Senior Portfolio Manager and became a Partner in 1992. He has managed mutual funds, pension funds and the assets of high net worth individuals. Prior to joining Carl Domino, he was a Managing Director and Senior Portfolio Manager with Criterion Investment Management in Houston, Texas from 1984 to 1988. While at Criterion, he personally managed equity funds in excess of $450 million. Mr. Scoville holds an undergraduate degree from the University of Georgia and a law degree from Emory University.




LAZARD ASSET MANAGEMENT
------------------------

Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, is a registered investment adviser organized in 1970 and a division of Lazard Freres & Co., LLC. Lazard Freres & Co., LLC originated in 1848 in a business that became one of the first global investment banks. The firm provides financial advisory services in asset management, investment banking, corporate finance and real estate finance. Investment-management services are also provided by Lazard Asset Management Limited, based in London, Lazard Japan Asset Management KK, based in Tokyo, Lazard Asset Management Egypt, based in Cairo and Lazard Asset Management Pacific Co., based in Sydney, Australia, all of which are controlled by Lazard Asset Management in New York. Lazard also works closely with Lazard Freres Gestion based in Paris. Investment research is undertaken on a global basis utilizing global investment team members worldwide. Other Lazard entities are located in Milan, Frankfurt, Singapore, Mumbai and Beijing. Lazard began managing separate-account international equity portfolios in 1985 and global equity portfolios in 1986.


Herbert W. Gullquist is a co-portfolio manager for the Fund. Mr. Gullquist is Managing Director and Chief Investment Officer of Lazard Asset Management and a Vice-Chairman of Lazard Freres & Co. LLC. He has 37 years of investment experience. Prior to joining Lazard in 1982, Mr. Gullquist served as a General Partner of Oppenheimer & Company, Inc. and as a Managing Director and the Chief Investment Officer of Oppenheimer Capital Corp. from 1971 to 1982. He had previously been Founder, Director and Senior Investment Officer of Stuyvesant Asset Management from 1969 to 1971. Prior to that, he was with First National Bank of Chicago as Vice President in charge of the discretionary pension fund group. He has a B.A. from Northwestern University.

John R. Reinsberg is a co-portfolio manager for the Fund. Mr. Reinsberg has been Managing Director from 1991 to the present. Mr. Reinsberg is responsible for

================================================================================
international/global equity management and overseeing the day-to-day operations of Lazard's international equity investment team. He has seventeen years of investment experience. Prior to joining Lazard in 1991, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust from 1982 to 1991. His other past affiliations include Jardine Matheson Ltd. (Hong Kong) and Hill & Knowlton, Inc. Mr. Reinsberg has an M.B.A. from Columbia University and a B.A. from the University of Pennsylvania.

Michael S. Rome is a co-portfolio manager for the Fund. Mr. Rome is Managing Director from 1991 to the present. Mr. Rome is responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. core equity investment team. He has fifteen years of investment experience. Prior to joining Lazard in 1991, Mr. Rome served as Senior Vice President with Mark Partners from 1989 to 1990. Previously, Mr. Rome was Vice President of Goldman, Sachs & Co. from 1982 to 1989. He has an M.B.A. from Cornell University and a B.A. from the University of Rochester.



SENECA CAPITAL MANAGEMENT
--------------------------

Seneca Capital Management, 909 Montgomery Street, Suite 500, San Francisco, California 94133, is a registered investment adviser which was founded in 1989. The firm conducts intensive fundamental analysis to select companies with strong and sustainable earnings prospects. Disciplined portfolio construction limits risk and reduces volatility. Seneca provides investment management services to foundations, endowments, corporations, public funds and private clients.


Gail P. Seneca, Ph.D., Chief Investment Officer and Managing Partner, is the portfolio manager for the Fund. Ms. Seneca has over seventeen years of investment experience. Prior to founding Seneca Capital Management in 1989, Ms. Seneca served as Senior Vice President of the Asset Management Division of Wells Fargo Bank from 1987 to 1989, where she managed assets in excess of $10 billion. Prior to that, Ms. Seneca was Vice President and chief investment strategist for Chase Lincoln Bank from 1983 to 1987. Ms. Seneca earned a B.A., an M.A. and a Ph.D. from New York University.

SUB-ADVISERS FOR THE INCOME FUND
---------------------------------


STANDISH, AYER & WOOD, INC
--------------------------

Standish, Ayer & Wood, Inc., One Financial Center, Boston, Massachusetts 02111, is a registered investment adviser founded in 1933. The firm provides investment management services for institutions and high net worth individuals. Standish, Ayer & Wood offers both domestic and global investment management services in both separate accounts and mutual funds. The firm's approach to fixed-income management is built on the belief that discovering pockets of inefficiency is the key to adding value to fixed-income investments. Both fundamental and quantitative analysis are employed to identify fixed-income opportunities. Extensive research capabilities have been developed in less widely followed segments of the fixed-income markets in the belief that there is more to be gained by identifying securities with initial yield advantage and appreciation potential, than by predicting the direction of interest rates.

Austin C. Smith is Vice President, Treasurer and Director from 1981 to present. Mr. Smith is the portfolio manager for the portion of the Fund's assets invested


================================================================================
in investment-grade bonds. Mr. Smith has twenty-eight years of investment management experience, with seventeen of those years at Standish. He is a graduate of Denison University and Indiana University (M.A.) and is also a Chartered Financial Analyst.

Dolores S. Driscoll is Managing Director and Co-Director of Taxable Bond Research, from 1974 to the present. Ms. Driscoll is the portfolio manager for the portion of the Fund's assets invested in high-yield bonds. She has twenty-four years of investment management experience, all at Standish. She is a graduate of Indiana University and Boston University (M.B.A.) and is also a Chartered Financial Analyst.



TATTERSALL ADVISORY GROUP, INC.
-------------------------------

Tattersall Advisory Group, Inc., 6802 Paragon Place, Suite 200, Richmond, Virginia 23230, is a registered investment adviser founded in 1997. Tattersall Advisory Group was formerly the fixed-income division of Lowe, Brockenbrough & Tattersall, Inc. Tattersall Advisory Group is a privately owned investment advisory firm. The firm employs a traditional bond management style, using in-house interest-rate analysis, yield-curve analysis, and extensive sector valuation to identify attractive risk versus reward opportunities. The firm manages assets for corporate pension plans, corporate cash and insurance reserves, foundations, endowments, Taft-Hartley plans and public entities located throughout the country. Tattersall Advisory Group incorporates a team management approach where the Fund benefits from the expertise of each investment specialist.


Kevin D. Girts is the lead portfolio manager for the Fund. Mr. Girts is Managing Director of Tattersall Advisory Group (and predecessor corporation) since 1997. He was Director, Portfolio Management with Lowe, Brockenbrough & Tattersall, Inc. (and predecessor corporation) from 1987 to 1997. Previously, Mr. Girts was Vice President-Investments of Union National Bank from 1981 through 1987. Mr. Girts holds a B.S. in business and an M.B.A. from West Virginia University.


                                 YOUR INVESTMENT
                                 ---------------
BUYING SHARES
--------------
FOR ASSISTANCE
---------------
Most development staff of the Presbyterian Church (U.S.A.) Foundation are representatives of the Funds' distributor and can assist you in opening an account. They can be reached (by telephone or by mail) at numerous development offices throughout the country. For information about the nearest development office to you, and to speak to a local registered representative of the Funds, contact the offices of the Foundation at:

                            Presbyterian Church (U.S.A.) Foundation
                            200 East Twelfth Street
                            Jeffersonville, IN 47130
                            Tel. (800) 858-6127

You may also call or write the distributor for the Funds at:


================================================================================

                            First Data Distributors, Inc.
                            3200 Horizon Drive
                            P.O. Box 61503
                            King of Prussia, PA 19406-0903
                            (800) ___-____

PURCHASE AMOUNTS:
------------------

MINIMUM INITIAL INVESTMENT FOR EACH FUND:           $500

MINIMUM ADDITIONAL INVESTMENTS FOR EACH FUND:       $100


PURCHASE INSTRUCTIONS
---------------------

TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT
-------------------------------------------------------------------------------
BY MAIL                                       BY MAIL
-------------------------------------------------------------------------------
Complete the application enclosed             Fill out an investment slip from
with this prospectus.                         a previous confirmation and write
                                              your account number on on your
                                              check.

Mail the application and your check to:       Mail the slip and your check to:
      First Data Investor Services Group
      3200 Horizon Drive                      First Data Investor Services Group
      P.O. Box  61503                         P.O. Box 412797
      King of Prussia, PA  19406-0903         Kansas City, Missouri 64141-2797

Please make your check payable to the name    Please make your check payable to
of the Fund in which you wish to invest.      the name of the Fund in which you
                                                                  wish to invest.

--------------------------------------------------------------------------------
BY WIRE                                       BY WIRE
--------------------------------------------------------------------------------

To make a same-day wire investment,           Call (800) ________.  The wire
call (800) _________ by 4:00 p.m. Eastern     must be received by 4:00 p.m.
time. An account number will be               Eastern time for same day
assigned to you.                              processing.
                                              Follow the instructions under TO
                                              OPEN AN ACCOUNT - By Wire.
Call your bank with instructions to transmit
funds to:
   -  UMB Bank, NA, ABA #10-10-00695          Your bank may charge a wire fee.
   -  For:  First Data Investor Services Group
   -  Account #98-7037-071-9
   -  The Fund name
   -  Name(s) of account registration

================================================================================

Your bank may charge a wire fee.

Mail your completed application to First
Data Investor Services Group at the address above.

--------------------------------------------------------------------------------
BY AUTOMATIC INVESTMENT                         BY AUTOMATIC INVESTMENT
--------------------------------------------------------------------------------

With an initial investment, indicate         If you wish to add the Auto-
on your application that you would           matic Investment Plan after your
like to participate in the Automatic         account has initially been
Investment Plan and complete the             opened, call (800) ________ to
Appropriate section on the application.      request the form.


Subsequent investments will be drawn         Complete and return the form
from your bank account and invested          along with any other required
into the Fund(s) automatically.              materials.

                                             Subsequent investments will be
                                             drawn from your bank account
                                             and invested into the Fund(s)
                                             automatically.

-------------------------------------------------------------------------------
BY EXCHANGE                                     BY EXCHANGE
-------------------------------------------------------------------------------

Call (800) ______ to request an exchange     Call (800) ________ to request
of shares into another Fund.                 an exchange of shares into
                                             another Fund.

--------------------------------------------------------------------------------

PURCHASE PRICE:
----------------

You pay no sales charge to invest in any of the Funds. Shares of the Funds are sold at the net asset value per share (NAV) next determined after receipt of the order by First Data Investor Services Group ("Investor Services Group"). The NAV multiplied by the number of Fund shares you own equals the value of your investment.

DETERMINATION OF NAV:
--------------------

The NAV for each Fund is calculated at the close of regular trading hours of the New York Stock Exchange, which is normally 4:00 p.m. Eastern time. Each Fund calculates NAV by adding up the total value of the Fund's investments and other assets, subtracting liabilities, and then dividing that figure by the number of the Fund's outstanding shares. Each Fund's investments are valued based on market value, or where market quotations are not readily available on fair value as determined in good faith by the Funds' Board of Trustees.

================================================================================

TIMING OF PURCHASE REQUESTS:
---------------------------

All requests received by First Data Investor Services Group before the close of the New York Stock Exchange will be executed the same day, at that day's closing share price. Orders received after the close of the New York Stock Exchange will be executed the following day, at that day's closing share price. All investments must be in U.S. dollars. Shares will not be priced and are not available for purchase or sale on days when the New York Stock Exchange is closed. If the New York Stock Exchange closes early, the deadlines for purchase orders will be accelerated to the earlier closing time.


STOCK EXCHANGE CLOSINGS:
-------------------------

The New York Stock Exchange is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

RIGHTS RESERVED BY THE FUNDS:
------------------------------
The Funds reserve the right to:

  -   reject any purchase order
  -   suspend the offering of shares
  -   reject any exchange request
  -   vary the initial and subsequent investment minimums
  -   waive the minimum investment requirement for any investor
  -   redeem shares in any account and return the proceeds to the shareholder


The Funds will automatically redeem shares if a purchase check is returned for insufficient funds. The Funds reserve the right to reject any third party check. However, third party checks issued by the Foundation will be accepted. The Funds may change or discontinue the exchange privilege, or temporarily suspend this privilege during unusual market conditions. The Funds reserve the right, in their sole discretion, to redeem shares in any account and return the proceeds to the shareholder. The Funds also reserve the right to make a "redemption in kind" payment in portfolio securities rather than cash if the amount you are redeeming is large enough to affect fund operations. Large redemptions with respect to each shareholder are considered the greater of $250,000 or 1% of the Fund's assets.


THIRD PARTY INVESTMENTS:
-------------------------

If you invest through a third party (rather than directly), the policies and fees may be different than those described here. Banks, brokers and financial advisers may charge transaction fees and set different minimum investments or limitations on buying or selling shares. You will not be charged fees if you purchase shares of the Funds through development staff of the Presbyterian Church (U.S.A) Foundation or the Funds' distributor.

SELLING SHARES
--------------

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------
 BY MAIL
--------------------------------------------------------------------------------

       Write a letter of instruction that includes:

================================================================================

       - The fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
       - Include all signatures and any additional documents that may be required.
       -      Mail your request to:

                             First Data Investor Services Group
                             P.O. Box 61503
                             King of Prussia, PA  19406-0903

       - A check will be mailed to the name(s) and address in which the account is registered.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

           Call (800) __________ if you have previously selected the telephone redemption option. Telephone redemptions will not be available for amounts less than $_______. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the bank account designated on the form.


--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

           In the case of redemption proceeds that are wired to a bank, the Funds will transmit the payment only on days that commercial banks are open for business and only to the bank and account previously authorized on your application. The Fund and Investor Services Group will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so.


--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

           Call (800) ________ to request an exchange of shares into another New Covenant Fund.

--------------------------------------------------------------------------------



TIMING OF SALE REQUESTS:
------------------------

All requests received in good order by Investor Services Group before the close of the New York Stock Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Requests received after the close of the New York Stock Exchange, typically 4:00 p.m. Eastern time, will be executed the following business day, at that day's NAV. Redemption orders are executed only on days when the New York Stock Exchange is open for trading. If the New York Stock Exchange closes early, the deadline for redemption orders will be accelerated to the earlier closing time.


================================================================================

SELLING RECENTLY PURCHASED SHARES:
----------------------------------

Redemption of recently purchased Fund shares that have been paid for by check may be delayed until there is a reasonable belief that your check has cleared. This may take up to fifteen calendar days after we receive your check. If you think you may wish to redeem your newly purchased shares within fifteen calendar days, you should pay for your shares by federal funds wire transfer.

SIGNATURE GUARANTEES:
---------------------

The Funds may require additional documentation or signature guarantees on any redemption over $10,000, the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Please call
(800) ________ for information on obtaining a signature guarantee.





REDEMPTION POLICIES
-------------------

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the New York Stock Exchange is restricted or the New York Stock Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds' shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets not reasonably practicable.


OTHER DOCUMENTS
---------------

Additional documents may be required when shares are registered in the name a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, call Investor Services Group toll-free at
(800) ___________.


                         EXCHANGE OR TRANSFER OF SHARES
                         ------------------------------

EXCHANGE PRIVILEGE
------------------
You may exchange shares of one of our Funds for shares in another Fund at net asset value without payment of any fee or charge. You can do this by contacting Investor Services Group in writing or by telephone. Shareholders who are not tax-exempt organizations should know that an exchange is considered a sale of shares of one Fund and the purchase of another Fund. The exchange may result in gain or loss for Federal income tax purposes. If you wish to use this exchange privilege, you may elect the service on your account application or by a signature-guaranteed letter of instruction.

================================================================================

If Investor Services Group receives your exchange instructions in writing or by telephone at (800) _________ in good order by the valuation time on any business day, we will make your exchange on that day.

For an exchange request to be in good order, it must include:
     - your name exactly as it appears on your account
     - your account number
     - the amount to be exchanged
     - the names of the Funds from which and to which the exchange is to be made

TRANSFER OF OWNERSHIP
---------------------

You may transfer Fund shares or change the name or form in which your shares are registered by writing to Investor Services Group. Your letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified tax identification number by way of a completed new account application or W-9 form, and include the signature(s) of all registered owners. The signature(s) on the transfer instructions must be guaranteed.


                             SHAREHOLDER SERVICES
                             --------------------

TELEPHONE INFORMATION
---------------------

      - Your Account:        If you have questions about your account, including
                             purchases, redemptions and distributions, call
                             First Data Investor Services Group from Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time. Call toll-free (800) ____________.

      - The Funds:           If you have questions about the Funds, call the
                             Funds' telephone representatives, Monday through
                             Friday, 9:00 a.m. to 5:00 p.m., Eastern time. Call toll-free (800) _____________.

ACCOUNT STATEMENTS
------------------

We provide you with these helpful services and information about your account:

           -      a statement after every transaction;

           - an annual account statement reflecting all transactions for the year;

           - tax information which will be mailed by January 31 of each year, a copy of which will also be filed with the Internal Revenue Service, if necessary; and

           - financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

We provide the above shareholder services without charge, but we may charge for special services such as requests for historical transcripts of accounts. Investor

================================================================================

Services Group currently charges $10 per year for duplication of historical account activity records, with a maximum fee of $100.

INTEGRATED VOICE RESPONSE SYSTEM
--------------------------------

You may obtain access to account information by calling (800) ________. The System provides share price and price change information for all the Funds and gives account balances and information on the most recent transactions and allows sales or exchanges of shares.

ACCOUNT MINIMUM
---------------

You must keep at least $500 worth of shares in your account to keep the account open. If, after giving you thirty days prior written notice, your account value is still below $500 we may redeem your shares and send you a check for the redemption proceeds.

TELEPHONE TRANSACTIONS
----------------------

To use telephone purchase, redemption and exchange privileges, you must have selected these services on your original account application or submitted a subsequent request in writing to add these services to your account. The Funds and Investor Services Group reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. Investor Services Group has established security procedures to prevent unauthorized account access. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Funds or Investor Services Group. Neither the Funds nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine.

AUTOMATIC INVESTMENT PLAN
-------------------------

Once an account has been opened with a minimum investment of $500, you can make additional purchases of shares of the Funds with the automatic withdrawal of monies from your bank account. Amounts may be withdrawn from your bank account on a monthly or quarterly basis in minimum amounts of $50.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

Once you have established an account with $5,000 or more, you may automatically receive funds from your account on a monthly, quarterly or semi-annual basis (minimum of $50). Call (800)___-_______ to request a form to start the Systematic Withdrawal Plan.

                             DISTRIBUTIONS AND TAXES
                             -----------------------

DISTRIBUTIONS
-------------

The Funds pass along to your account your share of investment earnings in the form of dividends and distributions. Fund dividends are the net interest and dividends earned on investments after Fund expenses. The Funds will at least annually declare and pay dividends from their net investment income and distribute any net capital gains obtained through Fund investment transactions. Interest and dividend

================================================================================
payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.


Unless you elect otherwise on your application, all dividends and distributions paid by a Fund will be reinvested in additional shares of that Fund. They will be credited to your account in that Fund at the same NAV per share as would apply to cash purchases on the applicable dividend payment date. Unless you are a tax-exempt organization, all distributions a Fund pays to you will be taxable when paid, regardless of whether they are taken in cash or reinvested in shares of the Fund. To change your dividend election, you must notify Investor Services Group in writing at least fifteen days prior to the applicable dividend record date.


TAXES
-----

Each Fund intends to qualify as a regulated investment company. This status exempts the Funds from paying federal income tax on the income or capital gains it distributes to its shareholders.

Unless you are a tax-exempt organization, your investment in the Funds will be subject to the following tax consequences:

          - Dividends from net investment income and distributions from short-term capital gains are taxable as ordinary income

          - Distributions from capital gains are taxable as capital gain, which may be taxed at different rates depending on the length of time the Fund held those assets

          - Dividends and distributions may also be subject to state and local taxes

          - Certain dividends paid to you in January will be taxable as if they had been paid the previous December


If you are subject to tax, after the end of each calendar year you will receive a statement (Form 1099) of the federal income tax status of each Fund's dividends and other distributions paid during the year. You should keep all of your Fund statements for accurate tax-accounting purposes.

If you are subject to tax (are not a tax-exempt organization), and you purchase shares shortly before a record date for a dividend or distribution, a portion of your investment will be returned as a taxable distribution.

You must provide the Funds with your correct taxpayer identification number and certify that you are not subject to backup withholding. If you do not, the Funds by law are required to withhold 31% of your taxable distributions and redemptions.

You should consult your tax adviser concerning state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

================================================================================

                              [OUTSIDE BACK COVER]


----------------------
ADDITIONAL INFORMATION
----------------------
Annual/Semi-Annual Report to Shareholders:
These reports include financial statements and a complete listing of the portfolio of investments for each Fund.

Statement of Additional Information (SAI): The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.


To request a free copy of the current annual/semi-annual
Report, SAI, or to request other information about the Funds, please write or call:


First Data Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA  19406
(800) __________

You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view reports and other information about the Funds.

In addition, this information may be obtained in person at the SEC's Public Reference Room in Washington, DC (telephone 800-SEC-0330) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009


SEC file #811-09025


================================================================================

[COVER PAGE]

STATEMENT OF ADDITIONAL INFORMATION


July _, 1999



NEW COVENANT FUNDS

         New Covenant Growth Fund

         New Covenant Income Fund

         New Covenant Balanced Growth Fund

         New Covenant Balanced Income Fund



200 East Twelfth Street
Jeffersonville, Indiana 47130
(800) ___- _____




This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated July __, 1999, and is incorporated by reference in its entirety into the Prospectus. You may obtain a Prospectus without charge by calling (800) __________.

================================================================================

                                    CONTENTS

                                                                         Page

History of the Funds......................................................... 3

Description of Investments and Risks......................................... 3

Investment Restrictions......................................................17

Portfolio Turnover...........................................................18

Management of the Funds......................................................19

Other Service Providers......................................................21

Brokerage....................................................................22

General Information..........................................................22

Purchases, Redemptions and Pricing of Shares.................................23

Taxation of the Funds........................................................24

Calculation of Performance Data..............................................28

Financial Statements.........................................................30

Appendix A - Description of Securities Ratings...............................31







================================================================================

                             HISTORY OF THE FUNDS

New Covenant Funds (the "Trust") is a Delaware business trust organized pursuant to a Trust Instrument dated September 30, 1998. The Trust is organized to offer separate series of shares and currently offers four separate series: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"). Currently, there is one class of shares issued by the Trust. The Board of Trustees may issue additional classes of shares or series at any time without prior approval of the shareholders. The Balanced Growth Fund and Balanced Income Fund may also be referred to as the "Balanced Funds."

The Funds are classified as open-end, management investment companies. The Funds are diversified, which means that, with respect to 75% of its total assets, a Fund will not invest more than 5% of its assets in the securities of any single issuer. The Balanced Funds are diversified by virtue of the fact that the underlying funds in which they invest (Growth Fund and Income Fund) are diversified.

                      DESCRIPTION OF INVESTMENTS AND RISKS

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction.

The following supplements and should be read in conjunction with sections of the Funds' Prospectus entitled "Investment Objective", "Principal Strategies", "Risk Considerations" and "Other Policies and Risks." The investment practices described below, which apply to the Growth Fund and the Income Fund, are not fundamental and may be changed by the Board of Trustees without approval of the shareholders.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will establish a segregated account in which it will maintain cash and U.S. Government securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Adviser deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund's average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds' custodian will maintain in a segregated account cash, U.S. Government securities or other high-grade liquid debt obligations having a

================================================================================
value (determined daily) at least equal to the amount of the Funds' purchase commitments. In the case of a forward-commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

HIGH YIELD/HIGH RISK SECURITIES
The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the Adviser. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit the Fund's ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund's net asset value.

In cases where market quotations are not available, lower-rated securities are valued using guidelines established by the Fund's Board of Trustees. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower-rated or unrated security.

VARIABLE AND FLOATING RATE INSTRUMENTS
With respect to variable and floating-rate instruments that may be acquired by the Income Fund, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating-rate instrument meets the Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

FUTURES CONTRACTS
The Funds may each enter into financial futures contracts. Such contracts may either be based on indexes of particular groups or varieties of securities ("Index Futures Contracts"), or be for the purchase or sale of debt obligations ("Debt Futures Contracts"). Such futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission. The Funds enter into futures contracts to gain a degree of protection against anticipated changes in interest rates that would otherwise have an adverse effect upon the economic interests of the Funds. However, the costs of and possible losses from futures


================================================================================
transactions will reduce a Fund's yield from interest on its holdings of debt securities. Income from futures transactions constitutes taxable gain.

For the Funds, the custodian places cash, U.S. government securities and other high-grade debt obligations into a segregated account in an amount equal to the value of the total assets committed to the consummation of futures positions. If the value of the securities placed in the segregated account declines, additional cash or securities are required to be placed in the account on a daily basis so that the value of the account equals the amount of the Funds' commitments with respect to such contracts. Alternatively, the Funds may cover such positions by purchasing offsetting positions, or covering such positions partly with cash, U.S. government securities and other high-grade debt obligations, and partly with offsetting positions.

A Debt Futures Contract is a binding contractual commitment that, if held to maturity, requires the Fund to make or accept delivery, during a particular month, of obligations having a standardized face value and rate of return. By purchasing a Debt Futures Contract, the Fund legally obligates itself to accept delivery of the underlying security and to pay the agreed price; by selling a Debt Futures Contract it legally obligates itself to make delivery of the security against payment of the agreed price. However, positions taken in the futures markets are normally not held to maturity. Instead they are liquidated through offsetting transactions which may result in a profit or loss. While Debt Futures Contract positions taken by the Fund are usually liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous.

A clearing corporation, associated with the exchange on which futures contracts are traded, assumes responsibility for close-outs of such contracts and guarantees that the sale or purchase, if still open, is performed on settlement date.

By entering into futures contracts, the Funds seek to establish more certainly than would otherwise be possible the effective rate of return on its portfolio securities. The Funds may, for example, take a "short" position in the futures market by selling a Debt Futures Contract for future delivery of securities held by the Fund in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities. Or it might sell an Index Futures Contract based on a group of securities whose price trends show a significant correlation with those of securities held by a Fund. When hedging of this character is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position. On other occasions the Fund may take a "long" position by purchasing futures contracts. This is done when a Fund is not fully invested or expects to receive substantial proceeds from the sale of portfolio securities or of Fund shares, and anticipates the future purchase of particular securities but expects the rate of return then available in the securities markets to be less favorable than rates that are currently available in the futures markets. The Funds expect that, in the normal course, securities will be purchased upon termination of a long futures position, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

Debt Futures Contracts currently involve only taxable obligations and do not encompass municipal securities. The value of Debt Futures Contracts on taxable securities, as well as Index Futures Contracts, may not vary in direct proportion with the value of the Fund's securities, limiting the ability of the Fund to hedge effectively against interest-rate risk.

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The investment restriction concerning futures contracts does not specify the types of index-based futures contracts into which the Fund may enter because it is impossible to foresee what particular indices may be developed and traded or may prove useful to the Fund in implementing their overall risk-management strategies. For example, price trends for a particular index-based futures contract may show a significant correlation with price trends in the securities held by the Fund, even though the securities comprising the index are not necessarily identical to those held by the Fund. In any event, the Fund would not enter into a particular index-based futures contract unless the Adviser determined that such a correlation existed.

Index Futures Contracts and Debt Futures Contracts currently are traded actively on the Chicago Board of Trade and the International Monetary Market at the Chicago Mercantile Exchange.

SEGREGATED ACCOUNTS
The Funds may be required to segregate assets (such as cash, U.S. Government securities and other high-grade debt obligations) or otherwise provide coverage consistent with applicable regulatory policies. This would be in respect to each Fund's permissible obligations under the call and put options it writes, the forward foreign currency exchange contracts it enters into and the futures contracts it enters into.

OPTIONS ON FUTURES CONTRACTS
To attempt to gain additional protection against the effects of interest-rate fluctuations, the Funds may purchase and write (sell) put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

The Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

The purchase of call options on futures contracts is intended to serve the same purpose as actual purchase of the futures contracts. The Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

The Fund may write (sell) a call option an a futures contract in order to hedge against a decline in the price of the index or debt securities underlying the futures contract. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing (selling) of put options on futures contracts is similar to purchase of the futures contracts, except that, if market price declines, the Fund would pay more than the current market price for the underlying securities or index units. The net cost to the Fund would be reduced, however, by the premium received on sale of the puts, less any transaction costs.

COVERED CALL OPTIONS
The Funds may write (sell) covered call options on their portfolio securities in an attempt to enhance investment performance. No more than 20% of a Fund's net assets may be subject to covered options.

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

When the Fund writes (sells) a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize gain to the extent of the amount received for the option (the "premium") less any commission paid. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When the Fund sells an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction (i.e., the Fund terminates its obligation as the writer of the option by purchasing a call option on the same security with the same exercise price and expiration date as the option previously written), the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option was sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund will realize a long-term or short-term gain or loss from sale of the underlying security, and proceeds of the sale will be increased by the net premium originally received. The writing of covered options may be deemed to involve pledge of the securities against which the option is being written. Securities against which options are written will be segregated on the books of the Fund's custodian.

RISKS OF FUTURES AND OPTIONS INVESTMENTS
A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate Funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in a Fund's portfolio.

The Funds may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The Adviser will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Certain over-the-counter options may be deemed to be illiquid securities and may not be readily marketable. The Adviser will monitor the creditworthiness of dealers with which the Funds enter into such options transactions under the general supervision of the Funds' Trustees.

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

PURCHASING CALL OPTIONS
The Funds may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Funds may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with those transactions. The Funds may, following purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid (less any commissions) to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid (less any commissions) to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

PURCHASING PUT OPTIONS
The Funds may invest up to 20% of their total assets in the purchase of put options. The Funds will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Funds gives it the right to sell one of its securities for an agreed-upon price up to an agreed date. The Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Funds to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Funds will lose the value of the premium paid. The Funds may sell a put option which it has previously purchased prior to sale of the securities underlying such option. Such sale will result in a net gain or loss depending upon whether the amount

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


received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which the Funds, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

WRITING PUT OPTIONS
The Funds may also write put options on a secured basis, which means that the Funds will maintain, in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put options written by the Funds. Secured put options will generally be written in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Funds would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. With regard to the writing of put options, the Funds will limit the aggregate value of the obligations underlying such put options to 20% of their total net assets.

Following the writing of a put option, the Funds may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Funds may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
The Funds will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of debt securities held in its portfolio or which it intends to purchase and where the transactions are appropriate to the reduction of the Funds' risks. The Trustees have adopted policies (which are not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase for a Fund of a futures contract or a related option, the value of the aggregate initial margin deposits with respect to all futures contracts (both for receipt and delivery), and premiums paid on related options entered into on behalf of the Fund, will not exceed 5% of the fair market value of the Fund's total assets. Additionally, the value of the aggregate premiums paid for all put and call options held by a Fund will not exceed 20% of its net assets. Futures contracts and put options written (sold) by a Fund will be offset by assets of the Fund held in a segregated account in an amount sufficient to satisfy obligations under such contracts and options.

FOREIGN SECURITIES
The Funds may invest up to 40% of their total assets in foreign securities. The Funds may invest without limit in U.S. dollar denominated foreign securities. The Income Fund may invest up to 40% of its assets in foreign bonds denominated in foreign currencies. No more than 20% of a Fund's total assets will be represented by a given foreign currency.

Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically

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

associated with investing in U.S. securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of price can be greater than in the U.S. Fixed commissions on some foreign securities exchanges and bid-to-asked spreads in foreign bond markets are generally higher than commissions and bid-to-asked spreads in U.S. markets, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, to the extent investments in foreign securities involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange-control regulations, and may incur costs in connection with conversion between currencies.

Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries. The possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may enter into forward foreign-currency exchange contracts in connection with its investments in foreign securities. A forward foreign-currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded

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

directly between banks or currency dealers so that no intermediary is required. A forward contract generally requires no margin or other deposit. Closing transactions with respect to forward contracts are effected with the currency trader who is a party to the original forward contract.

The Funds may enter into foreign-currency futures contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of interest and dividend payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such interest and dividend payments, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend payment is declared, and the date on which such payments are made or received.

The Funds' activities involving forward contracts may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer, whose creditworthiness has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by any of the nationally-recognized rating services, including Moody's Investors Services, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P), two of the most widely recognized rating services for the types of securities in which the Funds invest. A repurchase agreement, which provides a means for the Funds to earn income on monies for periods as short as overnight, is an arrangement under which the purchaser (i.e., the fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds at the time of repurchase. In either case, the income to the Funds is unrelated to the interest-rate on the Obligation itself. For purposes of the Investment Company Act of 1940, as amended, a repurchase agreement is deemed to be a loan to the seller of the Obligation and is therefore covered by the Funds' investment restrictions applicable to loans. Each repurchase agreement entered into by the Funds requires that if the market value of the Obligation becomes less than the repurchase price (including interest), the Funds will direct the seller of the Obligation, on a daily basis, to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. In the event that the Funds are unsuccessful in seeking to enforce the contractual obligation to deliver additional securities, and the seller defaults on its obligation to repurchase, the Funds bear the risk of any drop in market value of the Obligation(s). In the event that bankruptcy or insolvency proceedings were commenced with respect to a bank or broker-dealer before its repurchase of the obligation, the Funds might encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. In the case of repurchase agreements, it is not clear whether a court would consider a repurchase agreement as being owned by the particular Funds or as being collateral for a loan by the Funds. If a court

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

were to characterize the transaction as a loan and the Funds had not perfected a security interest in the Obligation, the Funds could be required to return the Obligation to the bank's estate and be treated as an unsecured creditor. As an unsecured creditor, the Funds would be at risk of losing some or all of the principal and income involved in that transaction. The Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligations.

Securities subject to a repurchase agreement are held in a segregated account and the amount of such securities is adjusted on a daily basis so as to provide a market value at least equal to the repurchase price. The Funds may not invest more than 15% of their net assets in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS
Each Fund may obtain funds for temporary defensive purposes by entering into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. Government securities or other high-grade liquid debt obligations having a value at least equal to the repurchase price, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed in the section entitled "Borrowing."

SECURITIES LENDING
To increase return on portfolio securities, the Growth Fund and the Income Fund may lend their portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Funds will not lend portfolio securities in excess of one-third of the value of their respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend securities, the Funds consider all relevant factors and circumstances, including creditworthiness of the borrower.

SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds may invest in securities issued by other investment companies that invest in securities in which the Funds are permitted to invest. In addition, the Funds may invest in securities of other investment companies within the limits prescribed by the Investment Company Act of 1940, as amended, which include limits to its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Funds' total assets will be invested in the securities of any one investment company; (ii) not more than 10% of their total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or Funds as a whole. As a shareholder of another

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


investment company, the Funds would bear along with other shareholders its pro rata portion of the investment company's expenses, including advisory fees.

The Growth Fund and the Income Fund currently intend to invest only in shares of other open-end money-market funds within the guidelines outlined above.

As described in the Prospectus, the Balanced Funds invest solely in the shares of the Growth Fund and the Income Fund. The Balanced Funds believe that this diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES
The Income Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. The Fund invests in mortgage-backed securities guaranteed primarily by the Government National Mortgage Association. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

When interest rates rise, mortgage prepayment rates decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts, with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed

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

mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of the Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC stock is owned by twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that they meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
The Income Fund may invest in CMOs which are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

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

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

OTHER ASSET-BACKED SECURITIES
The Income Fund may also invest in other asset-backed securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special-purpose corporations, various types of assets, including automobile loans, computer leases and credit-card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. The Income Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest-rate fluctuations.

Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment-sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any

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                                                                         Page 49
security interest in the related assets. Credit-card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, characteristics of the underlying assets, coupon rates on the securities, prevailing interest rates, administrative expenses and actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any existing holdings of such securities.

ZERO COUPON SECURITIES
The Income Fund may invest in zero coupon securities, which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market-value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with

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

options and/or redemption features, exercisable by the holder of the obligation, entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the Investment Company Act of 1940; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Fund is "diversified" under the 1940 Act.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

RESETS
The interest rates paid on the Adjustable Rate Mortgages (ARMs) and CMOs in which the Income Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest-rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost-of-funds index; or a moving average of mortgage rates.

CAPS AND FLOORS
The underlying mortgages which collateralize the ARMS and CMOs in which the Income Fund invests will frequently have caps and floors that limit the maximum amount by

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


which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than by limiting interest-rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE-BACKED SECURITIES
The Income Fund may also invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities. The stripped mortgage-backed securities in which the Fund may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Fund may invest.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these IO securities even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

Stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The staff of the U.S. Securities and Exchange Commission has indicated that it views such securities as illiquid. The Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of the Fund's net assets.

RISKS OF MORTGAGE-BACKED SECURITIES
Mortgage-backed securities differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of mortgage-backed securities (i.e., the Income Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than, or may not appreciate as much as, the price of noncallable debt securities. To the extent market interest rates increase beyond

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                                                                         Page 52
the applicable cap or maximum rate on a mortgage security, the market value of the mortgage-backed security would likely decline to the same extent as a conventional fixed-rate security.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to taxable shareholders, will be taxable as ordinary income.

The Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to the Fund's limit with respect to investment in illiquid securities.

OTHER MORTGAGE-BACKED SECURITIES
The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments the principal or interest payments of which may vary or the terms to maturity of which may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Income Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities. The Fund will not invest in any new types of mortgage-related securities without prior disclosure to shareholders of the Fund.

RULE 144A SECURITIES
The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security.

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                                                                         Page 53

This investment practice could have the effect of increasing the level of illiquidity in Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

ILLIQUID SECURITIES
The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master- demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

CONVERTIBLE SECURITIES
Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange those securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, but are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

SWAPS
To help enhance the value of its portfolio or manage its exposure to different types of investments, the Income Fund may enter into interest-rate, currency and mortgage-swap agreements and may purchase and sell interest-rate "caps", "floors" and "collars". The potential loss from investing in swap agreements is much greater than the amount initially invested. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. The Fund will enter into interest-rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest-rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian bank. Interest-rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest-rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest-rate exceeds an agreed-upon level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest-rate falls below an agreed-upon level. A collar entitles the purchaser to receive payments to the extent a specified interest-rate falls outside an agreed-upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap

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

agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Adviser, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

REITS
Each Fund may invest up to 10% of its net assets in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

BORROWING
Each Fund has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund's total assets less liabilities (other than borrowings). No Fund will purchase securities while borrowings in excess of 5% of its total assets are outstanding.

OTHER INVESTMENTS
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Income Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

TEMPORARY DEFENSIVE PURPOSES
For temporary defensive purposes, the Funds may invest without limit in high-quality money-market securities. The Funds may also, for temporary defensive purposes, invest in shares of no-load, open-end money-market funds.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a Fund's outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund's outstanding shares. The percentage restrictions described below are applicable only at the time of investment and require no action by the Funds as a result of subsequent changes in value of the investments or the size of the Fund.


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
RESTRICTIONS APPLICABLE TO ALL FUNDS:
The Funds may not:

1. Purchase securities which would cause more than 25% of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. For purposes of this limitation, U.S. government securities are not considered members of any industry.

2. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the Funds may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowings, and (b) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

3. With respect to 75% of the Fund's total assets, purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. government and its instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction shall not apply to shares of the Balanced Funds.

4. Make loans or lend securities, if as a result thereof, more than 50% of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in REITS, securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate or interests therein).

6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the Funds' investment program may be deemed an underwriting.

7. Purchase or sell commodities except that the Fund may enter into future contracts and related options, forward investing contracts and other similar instruments.

The Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.


1. The Funds shall not invest in companies for purposes of exercising control or management.


2. The Funds shall not purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures

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                                                                         Page 56
     contracts and options shall not constitute purchasing securities on margin.
3. The Funds shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind an amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.


4. The Funds shall not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).
5. The Funds will invest no more than 15% of the value of their net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable.


                               PORTFOLIO TURNOVER

The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs, and other direct transaction costs incurred. The Funds' portfolio managers do take these costs into account, since they affect overall investment performance.

Although we cannot accurately predict the Funds' annual turnover rates, it is estimated that annual turnover rates will not exceed, assuming normal market conditions, approximately 80% for the Growth Fund, 60% for the Income Fund and an intermediate (but different) percentage for each of the two Balanced Funds. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a one-year period.


                             MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES
The operations of each Fund are under the direction of a Board of Trustees. The Board establishes each Fund's policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds. The Board reviews the various services provided by the investment adviser to ensure that each Fund's general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

THE INVESTMENT ADVISER
To assist the Trustees and officers in carrying out their duties and responsibilities, the Funds have employed New Covenant Trust Company, N.A. as their investment adviser (the "Adviser"). Although the Adviser has no prior experience in managing registered investment companies, it is a wholly-owned subsidiary of the Presbyterian Church (U.S.A.) Foundation, which for many years has provided investment management services to institutions.

The Funds and the Adviser have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund's outstanding voting securities. The Agreements are for an initial term of two years. The Agreements continue in effect from year to year thereafter only if such continuance is approved annually by either the Board of Trustees or by a vote of a majority of the outstanding voting securities

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


of the respective Funds, and in either case by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party to the Agreements, voting in person at a meeting called for the purpose of voting on such approvals. The Agreements may be terminated at any time without penalty by the Board of Trustees of a Fund, by votes of the shareholders or by the Adviser, upon sixty days written notice. The Agreements terminate automatically if assigned.

For providing investment advisory services and assuming certain Fund expenses, the Growth Fund pays the Adviser a monthly fee at the annual rate of __% of the value of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of ____% of the value of the Income Fund's average daily net assets. The total advisory fees received by the Adviser are used to pay the fees of the Sub-Advisers. The Adviser does not receive advisory fees for the Balanced Funds.

In addition to managing the investments, the Adviser also makes recommendations with respect to other aspects and affairs of the Funds. The Adviser also furnishes the Funds with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Funds are borne by the respective Funds.

The Trustees and executive officers of the Funds and their principal occupations during the past five years are set forth below. An asterisk indicates a trustee who may be deemed to be an "interested person" of the Funds (as that term is defined in the 1940 Act).



                                 POSITIONS HELD      PRINCIPAL OCCUPATION
NAME AND AGE                     WITH THE FUNDS      DURING PAST FIVE YEARS
------------------------------------------------------------------------

                           [TO BE ADDED BY AMENDMENT]


No officer or employee of the Adviser receives any compensation from the Funds for serving as an officer or Trustee of the Funds. The Funds do not compensate the officers or Trustees of the Trust for the services they provide to the Funds. The Funds do reimburse officers and Trustees of the Trust for expenses incurred in providing their services to the Trust.



AUTHORITY TO ACT AS INVESTMENT ADVISER
Banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as shares of the Funds, but do not prohibit such a bank holding company or its affiliates or banks generally from acting as investment adviser, transfer agent or custodian to such an investment


================================================================================
company or from purchasing shares of such a company as agent for and upon the order of customers. Should legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with their services to the Funds, the Funds might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is anticipated, however, that any resulting change in the Funds' method of operation would not affect a Fund's net asset value per share or result in financial losses to any shareholder.

THE SUB-ADVISERS
The Adviser has entered into Sub-Advisory Agreements with nine Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the Funds consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.) and in accordance with each Fund's investment objectives and policies.

The Adviser pays each Sub-Adviser a monthly fee for their services in managing assets of the Funds. Such fees are based on the annual rates noted below. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions. The Adviser allocates the portion of each Fund's assets for which a Sub-Adviser will make investment decisions. Reallocations may be made at any time at the Adviser's discretion.


                                                             ANNUAL SUB-ADVISORY
                                                             FEE AS A PERCENTAGE OF
 NAME OF SUB-ADVISER                FUND NAME                 ASSETS MANAGED
-------------------------------------------------------      -------------------------

1. William Blair & Company, LLC       Growth Fund            0.60% of the average daily net assets

2. John W. Bristol & Co., Inc.        Growth Fund            0.50% of the first $10 million; 0.40% of
                                                             the next $10 million; 0.30% of the next
                                                             $10 million; and 0.20% on assets over $30
                                                             million

3. Capital Guardian Trust Company     Growth Fund            0.70% of the first $25 million; 0.55% of
                                                             the next $25 million and 0.425% on assets
                                                             over $50 million (less 10% eleemosynary
                                                             discount)

4. Carl Domino & Associates, L.P.     Growth Fund            1.00% of the first $1 million; 0.75% of
                                                             the next $2 million; 0.50% of the next
                                                             $47 million; 0.35% of the next $25
                                                             million; and


================================================================================
                                                                         Page 59

                                                             0.25% on assets over $75 million (less 10%
                                                             eleemosynary discount)



5.   Lazard Asset Management            Growth Fund          Domestic Portion 0.50% of the first $25
                                                             million and 0.25% on the balance (less 20%
                                                             eleemosynary discount) International Portion
                                                             0.75% of assets (less 20% eleemosynary
                                                             discount)



6.   Seneca Capital Management          Growth Fund          1.00% of the first $5 million; 0.80% of
                                                             the next $10 million; 0.50% of the next
                                                             $35 million (less 10% eleemosynary
                                                             discount); and 0.35% over %50 million
                                                             (flat fee over %50 million)



7.   Standish, Ayer & Wood, Inc.        Income Fund          0.40% of the first $10 million; 0.25% of
                                                             the next $90 million; 0.20% of the next
                                                             $100 million; 0.18% of the next $100
                                                             million; 0.15% of the next $200 million;
                                                             and 0.12% of the next $500 million.

8.   Tattersall Advisory Group, Inc.    Income Fund          0.25% of the first %50 million; 0.125% of
                                                             the next $50 million and 0.10% of assets
                                                             over $100 million.


Continuance of the Sub-Advisory Agreements, after the first two years, must be specifically approved at least annually (i) by vote of the Trustees or by vote of the shareholders of the Funds, and (ii) by vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or "interested persons" of any part thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreements will terminate if assigned, and are terminable at any time without penalty by the Sub-Adviser or by the Trustees of the Funds, or by a majority of the outstanding shares of the Funds, on 60 days' written notice to the Adviser and the Sub-Advisers.

The Funds have applied to the SEC for an exemptive order that would permit the Adviser, subject to approval by the Board of Trustees, to engage and terminate Sub-Advisers without shareholder approval. There is no assurance that the SEC will grant such exemptive order.

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                                                                         Page 60

EXPENSES
Each Fund pays all expenses not assumed by the Adviser, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the Funds' administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities and the pricing of Fund shares.



                             OTHER SERVICE PROVIDERS

DISTRIBUTOR
First Data Distributors, Inc., ("FDDI") 4400 Computer Drive, Westborough, MA 01581, is the primary and exclusive distributor of the Funds' shares. FDDI serves as the Funds' distributor on a best efforts basis pursuant to separate Distribution Agreements for each Fund. The Distribution Agreements are renewable annually.

TRANSFER AGENT
First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, which has its principal business address at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, Investor Services Group will maintain records pertaining to the sale, redemption, and transfer of Fund shares and will distribute each Fund's cash dividends to shareholders. For such services, each Fund will pay Investor Services Group fees which management believes are comparable to fees charged by others who perform such transfer agency services.

ADMINISTRATIVE SERVICES
Investor Services Group also serves as the Administrator for the Funds. The services include the day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, and compliance monitoring of its activities. For providing administrative services to the Funds, Investor Services Group will receive from each Fund a fee, computed daily and paid monthly, at the annual rate of 0.15% of the first $50 million of combined average daily net assets of the Funds, 0.10% of the next $50 million of combined average daily net assets, and 0.05% of combined average daily net assets in excess of $100 million. Maximum annual fee for the four Funds will not exceed $250,000.


ACCOUNTING SERVICES The Funds have entered into an Accounting Services
Agreement with State Street Bank & Trust Co., 1776 Heritage Drive, North Quincy, MA 02171. State Street calculates each Fund's net asset value in accordance with the provisions of the Funds' current prospectus and prepares for Fund approval and use various government reports and tax returns.


CUSTODIAN
State Street Bank & Trust Co. also serves as custodian for the Funds. As custodian, State Street is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. None of the trustees, officers or other employees of the Funds ever have personal


===============================================================================
possession of any Fund's investments. These services do not include any managerial or policy making functions of the Funds.


INDEPENDENT AUDITORS
The accounting firm of Ernst & Young, LLP, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, has been designated as independent auditors for each Fund. Ernst & Young, LLP performs annual audits of each Fund and is periodically called upon to provide accounting and tax advice.

LEGAL COUNSEL
Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006 serves as legal counsel for the Trust.


                                    BROKERAGE

The Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either,
(1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.


                               GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST
The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any of the Funds. Each of a Fund's shares has equal voting rights. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

All issued and outstanding shares of each Fund will be fully paid and non-assessable and will be redeemable at net asset value per share. The interests of shareholders in the Funds will not be evidenced by a certificate or certificates representing shares of a Fund.



The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new series or classes. The Trustees have authorized one class of shares to be issued currently.

===============================================================================
                                                                         Page 62

                  PURCHASES, REDEMPTIONS, AND PRICING OF SHARES

NET ASSET VALUE
Shares of each Fund are purchased at net asset value. The net asset value per share of each Fund is calculated by adding the value of securities and other assets of that Fund, subtracting liabilities and dividing by the number of its outstanding shares. Each Fund's share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. Eastern Time. Orders received by the transfer agent after 4:00 p.m. will be confirmed at the next business day's price.

VALUATION
Each Fund's securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Trust's Board of Trustees. Certain securities may be valued by an independent pricing service approved by the Board of Trustees.

Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, will be valued at the mean between the last preceding bid and asked prices. Valuations may also be obtained from pricing services when such prices are believed to reflect fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

REDEMPTIONS IN KIND
The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash. The Funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In the case of requests for redemptions in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or any time a cash distribution would impair the liquidity of the Funds to the detriment of the existing shareholders. If the recipient sold such securities, a brokerage charge might be incurred.

SUSPENSION OF REDEMPTIONS
The right of redemption may be suspended or the date of payment postponed during
(a) any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted, (b) any period in which an emergency exists as determined by the SEC so that disposal of the Funds' investments or determination of its net asset

===============================================================================
                                                                         Page 63
values is not reasonably practicable, or (c) such other periods as the SEC by order may permit to protect the Funds' shareholders.

EXCHANGE OF SHARES
An exchange is effected by redemption of shares of one Fund and the issuance of shares of another Fund, and only with delivery of the current Prospectus. With respect to an exchange among the Funds, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost, other basis of the shares redeemed, and the tax status of the shareholder. The exchange privilege is not designed for use in connection with short-term trading or market-timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days' prior notice.

TELEPHONE INSTRUCTIONS
Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that a Fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with Investor Services Group will be recorded.

AUTOMATIC INVESTING
A shareholder may authorize automatic investing through automatic withdrawals from his/her bank account on a regular basis. Minimum investments must be for at least $50.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders who purchase or already own $5,000 or more of any Fund's shares, valued at the net asset value, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application provided for this purpose. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. The minimum withdrawal is $50. The amount of withdrawal may be changed at any time. Dividends and capital gains distributions on a Fund's shares in the Plan are automatically reinvested in additional shares at net asset value. Payments are made from proceeds derived from the redemption of Fund shares owned by the planholder. With respect to the Funds, the redemption of shares may result in a gain or loss that is reportable by the investor on their income tax return, if the investor is a taxable entity.

Redemptions required for payments may
reduce or use up the planholder's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment.

Investor Services Group, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the Funds. No such charge is currently assessed, but such a charge may be instituted by Investor Services Group upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the Funds, or by Investor Services Group.

===============================================================================
                                                                         Page 64

INTEGRATED VOICE RESPONSE (IVR) SYSTEM
Shareholders in the Funds can obtain toll-free access to account information, as well as certain transactions, by calling (800) ______. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.


                              TAXATION OF THE FUNDS

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax Advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. Unless otherwise noted, references to "the Fund" apply to each of the four Funds discussed herein.

TAX STATUS OF THE FUNDS
Each Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of each Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years

===============================================================================
                                                                         Page 65
that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

FUND INVESTMENTS

MARKET DISCOUNT. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may

===============================================================================
                                                                         Page 66
affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to taxable shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be re-characterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Fund shares.

PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more

===============================================================================
                                                                         Page 67
of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

DISTRIBUTIONS
Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.


===============================================================================
                                                                         Page 68

DISPOSITIONS
Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING
The Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION
Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

                         CALCULATION OF PERFORMANCE DATA

From time to time, the Funds advertise their various respective performance measures, such as: 30-day yield and average annual total return. Performance will vary and the results shown herein and in the Funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes, if any, payable on dividends and distributions.

TOTAL PERCENTAGE INCREASE
Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a Fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the payment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

AVERAGE ANNUAL TOTAL RETURN
The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by

===============================================================================
                                                                         Page 69
dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                       l/n
                                                  [ERV]
                     Average Annual Total Return= ----- -l
                                                  [ P ]




      Where:       ERV    = ending redeemable value at the end of the period
                            covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                   P      = hypothetical initial payment of $1,000.

                   n      = period covered by the computation, expressed in
                            terms of years.

The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                               [ERV - P]
                       Aggregate Total Return= ---------
                                                   P


      Where:      ERV     = ending redeemable value at the end of the period
                            covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                  P       = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the payment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not indicative of future results and do not take into account Federal, state and local taxes, if any, that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

===============================================================================
                                                                         Page 70

30-DAY YIELD CALCULATIONS
The Income Fund may calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                       YIELD =  2 [( a - b  + 1)6 - 1]
                                    -------
                                       cd

           Where:  a =     dividends and interest earned during the period.

                   b =     expenses accrued for the period (net of
                           reimbursements).

                   c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                   d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the fund. Except as noted below, interest earned on any debt obligations held by a fund is calculated by computing the yield to maturity of each obligation held by that fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called for, or if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

With regard to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) the Fund may

===============================================================================
                                                                         Page 71
elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

COMPARING PERFORMANCE
Performance information for the Funds may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indexes of performance of various types of investments so that investors may compare a Fund's results with those of indexes widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely-used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Fund; and (iv) products managed by a universe of money managers with similar performance objectives. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.


                              FINANCIAL STATEMENTS

REPORTS TO SHAREHOLDERS
Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

===============================================================================

                APPENDIX A -- DESCRIPTIONS OF SECURITIES RATINGS


COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

         1.       Quality of management.
         2.       Industry strengths and risks.
         3.       Vulnerability to business cycles.
         4.       Competitive position.
         5.       Liquidity measurements.
         6.       Debt structures.
         7.       Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL COMPANIES, INC. ("S&P"): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

         1.       Liquidity ratios are adequate to meet cash requirements.
         2.       Long-term senior debt is rated "A" or better.
         3. The issuer has access to at least two additional channels of borrowing.
         4.       Basic earnings and cash flow have an upward trend with
                  allowance made for unusual circumstances.
         5.       Typically, the issuer is in a strong position in a
                  well-established industry or industries.
         6.       The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

BOND RATINGS

S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

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                                                                         Page 73

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.      Nature of and provisions of the obligation;
III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

The bond ratings of S&P and their meanings are:

"AAA"         Bonds rated "AAA" have the highest rating assigned by S&P to a
------        debt obligation. Capacity to pay interest and repay principal is extremely strong.

"AA"          Bonds rated "AA" have a very strong capacity to pay interest and
-----         repay principal and differ from the highest rated issues only in small degree.

"A"           Bonds rated "A" have a strong capacity to pay interest and repay
----          principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

"BBB"         Bonds rated "BBB" are regarded as having an adequate capacity to
-----         pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB"          Bonds rated "BB" are regarded as less vulnerable in the near term
----          than lower rated obligors. However, they face major ongoing uncertainties and exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments.

"B"           Bonds rated "B" are regarded as more vulnerable than obligors
---           rated "B", but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will impair the obligor's capacity or willingness to meet its financial commitments.

"CCC"         An obligor rated "CCC" is currently vulnerable, and is dependent
-----         upon favorable business, financial, or economic conditions to meet its financial commitments.

"CC"          An obligor rated "CC" is currently highly vulnerable.
----

Plus (+) or Minus (-): The ratings from "AA" to "CC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

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                                                                         Page 74

PROVISIONAL RATINGS The letter "P" indicates a provisional rating which assumes successful completion of a project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

MOODY'S.:  The ratings of Moody's and their meanings are:

"Aaa"         Bonds rated "Aaa" are judged to be of the best quality. They carry
-----         the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa"          Bonds rated "Aa" are judged to be of high quality by all
----          standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"           Bonds rated "A" possess many favorable investment attributes and
---           are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"         Bonds rated "Baa" are considered as medium-grade obligations;
-----         i.e., they are neither highly protected nor poorly secured.
              Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"           Bonds rated "B" generally lack characteristics of the desirable
---           investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.


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                                                                         Page 75

"Caa"         Bonds rated "Caa" are of poor standing. Such issues may be in
-----         default or there may be present elements of danger with respect to principal or interest.

"Ca"          Bonds rated "Ca" represent obligations that are speculative in a
----          high degree. Such issues are often in default or have other marked shortcomings.

"C"           Bonds rated "C" are the lowest rated class of bonds, and issues so
---           rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

"Con."        Bonds rated "Con." are bonds rated conditionally because the
-----         security depends on the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction, (b) earnings of projects
              unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating
              denotes probable credit stature upon completion of
              construction or elimination of basis of condition.

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                                                                         Page 76

                               NEW COVENANT FUNDS

                           PART C - OTHER INFORMATION

Item 23.          EXHIBITS:

         (a) Trust Instrument -Incorporated by reference to Exhibit to Item 23
             (a) of Registrant's initial Registration Statement filed on September 30, 1998.

         (a) (1) Certificate of Trust - Incorporated by reference to Exhibit to
             Item 23(a)(1) of Registrant's initial Registration Statement filed on September 30, 1998.

         (b) By-Laws - Incorporated by reference to Exhibit to Item 23(b) of Registrant's initial Registration Statement filed on September 30, 1998.

         (c) Instruments Defining Rights of Security Holders. Not applicable.

         (d) Investment Advisory Contracts and Sub-Advisory Contracts - to be filed by Amendment.

         (e) Underwriting Contracts - to be filed by Amendment.

         (f) Bonus or Profit Sharing Contracts -- None.

         (g) Custodian Agreement - to be filed by Amendment.

         (h) Other Material Contracts.

                  a. Transfer Agent Services Agreement - to be filed by Amendment.
                  b.    Administration Agreement - to be filed by Amendment.
                  c. Accounting Services Agreement - to be filed by Amendment.

         (i) Legal Opinion - to be filed by Amendment.

         (j) Consent of Independent Accountants - to be filed by Amendment.

         (k) Omitted Financial Statements -- None

         (l) Initial Capital Agreements - to be filed by Amendment.

         (m) Rule 12b-1 Plan - not applicable.

         (n) Financial Data Schedule - to be filed by Amendment.

         (o) Rule 18f-3 Plan.  None

Item 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

             None

Item 25.     INDEMNIFICATION.
             Reference is made to Article IX of the Registrant's Trust


===============================================================================
                                                                         Page 77

             Instrument filed herewith.

             The Trust Instrument limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by law, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

             The Registrant intends to purchase Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
             New Covenant Trust Company, N.A. (the "Adviser"), a
             Federally chartered national trust bank, is the investment adviser for the Funds.

             Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:


                                              Substantial Business Activities
Name and Position                             During Past Two Fiscal Years
--------------------------                    ----------------------------------

Ralph R. Allen, Director                      Vice President and Assistant
                                              Secretary, Presbyterian
                                              Church (U.S.A.) Foundation, 200
                                              East Twelfth Street,
                                              Jeffersonville, IN 47130
                                              from 3/95 to present.

Thomas W. Baylor, Director                    Vice President and Controller,
                                              Presbyterian Church
                                              (U.S.A.) Foundation,
                                              200 East Twelfth Street,
                                              Jeffersonville, IN 47130
                                              from 1/93 to present.

Larry D. Carr, Director                       Chief Executive Officer,
                                              Presbyterian Church
                                              (U.S.A.) Foundation, 200 East
                                              Twelfth Street,
                                              Jeffersonville, IN  47130 from
                                              3/93 to present.

Stewart B. Clifford, Director                 Senior Advisor/Consultant, Munn,
                                              Bernhard, & Assoc.,
                                              Inc. from 12/94 to present. Senior
                                              Vice President,
                                              Citibank, N.A. from 1956 to 1994.
                                              Life Trustee, Spence

===============================================================================

                                                                         Page 78

                                          School, New York, NY; Trustee and
                                          Investment Committee
                                          member, Princeton Theological
                                          Seminary, Princeton, NJ;
                                          Trustee - YWCA, New York, NY;
                                          Trustee - Brick PC,
                                          New York, NY; President, Wooltey -
                                          Clifford Foundation,
                                          New York, NY.



Chapman B. Cox, Director                  Senior Vice President, Lockheed
                                          Martin IMS,
                                          1200 K Street, Suite 1200,
                                          Washington, DC from 1996 to present.

R. Keith Cullinan, Director               President and part owner of,
                                          Cullinan Associates, Inc.,
                                          1406 Browns Lane, 2nd Floor,
                                          Louisville, KY 40207 from 1990
                                          to present.

Frank S. Deming, Director                 Retired 2/97.  Previously,
                                          Attorney, Montgomery,
                                          McCracken, Walker & Rhoads, 123
                                          S. Broad Street,
                                          Philadelphia, PA from 1952 to
                                          1997. Member of the
                                          following: American Pennsylvania
                                          and Philadelphia Bar Assoc.,
                                          Fellow of American College of
                                          Trust and Estate Counsel, Beta
                                          Gamma Sigma and Beta Alpha Psi.

Edwin T. Johnson, Director                Retired since 1993;
                                          Previously,Officer for Noble
                                          Lowndes Johnson, London,
                                          England, an employee benefits
                                          firm, from 1990 to 1993; Trustee
                                          and a member of the Governing
                                          Board of Jackson Laboratory;
                                          Director, Precision Systems
                                          Integrated; Director, Lincoln
                                          and Soldiers Institute.

John S. Keck, Director                    Vice President, General Counsel
                                          and Assistant Secretary,
                                          Presbyterian Church (U.S.A.)
                                          Foundation, 200 East Twelfth
                                          Street, Jeffersonville, IN 47130
                                          from 7/94 to present.

William C. Lauderbach, Director           Senior Vice President, Chemical
                                          Bank & Trust Company, Midland,
                                          MI from 1973 to present.



=========================================================================
                                                                   Page 79

Dennis J. Murphy, Director                      Senior Vice President and Chief
                                                Financial Officer, Presbyterian
                                                Church (U.S.A.) Foundation, 200
                                                East Twelfth Street,
                                                Jeffersonville, IN 47130 from
                                                1/82 to present.

Aubrey B. Patterson, Jr., Director              Chairman to CEO, Bancorp South,
                                                Inc., Tupelo, MS from 1972 to
                                                present.

Merrell M. Peters, Director                     Attorney, Peters Law Office,
                                                Fort Dodge, IA from 4/96 to
                                                present.

Bridget O. Piper, Director                      Vice President-Corporate
                                                Development, Sterling Savings,
                                                Spokane, WA from 1988 to
                                                present.

W. Taylor Reveley, III, Director                Dean, the Marshall-Wythe School
                                                of Law, The College of William
                                                and Mary, Williamsburg, VA from
                                                8/98 to present. Previously,
                                                Attorney, Hunton & Williams,
                                                Richmond, VA from 1970 to 1998.

 Ray U. Tanner, Director                        Retired. Formerly, Chairman,
                                                President and Chief Executive
                                                Officer, Jackson National Bank,
                                                Jackson, TN from 1970 to 1995.



             John W. Bristol & Co., Inc. is sub-Adviser for the Growth Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-13942) filed pursuant to the Investment Advisers Act of 1940.

             William Blair & Company is sub-Adviser for the Growth Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-00688) filed pursuant to the Investment Advisers Act of 1940.

             Carl Domino Associates, L.P. is sub-Adviser for the Growth Fund. For information as to any other business, vocation, or employment

===============================================================================
                                                                         Page 80
             of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-30266) filed pursuant to the Investment Advisers Act of 1940.

             Lazard Freres & Co. is sub-Adviser for the Growth Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-6568) filed pursuant to the Investment Advisers Act of 1940.

             Seneca Capital Management is sub-Adviser for the Growth Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-61669) filed pursuant to the Investment Advisers Act of 1940.


             Tattersall Advisory Group is sub-Adviser for the Income Fund.
             For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-53633) filed pursuant to the Investment Advisers Act of 1940.

             Standish, Ayer & Woods is sub-Adviser for the Income Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-584) filed pursuant to the Investment Advisers Act of 1940.

             Capital Guardian Trust Company is a sub-Adviser for the Growth Fund. Information with respect to Capital Guardian Trust Company and its officers and directors is set forth below:

                                                Substantial Business Activities
Name and Position                               During Past Two Fiscal Years
----------------------------                    -------------------------------

Andrew F. Barth, Director                       Executive Vice President and
                                                Research Manager, Capital
                                                Guardian Research Company.

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                                                                         Page 81

Michael D. Beckman, Senior Vice President       Director, Capital Guardian Trust
                                                Company of Nevada; Treasurer and
                                                Director; Treasurer, Capital
                                                Guardian Research Company

Larry P. Clemmensen, Director                   Director, American Funds
                                                Distributors, Inc.; Chairman of
                                                the Board, American Funds
                                                Service Company; Director and
                                                President, The Capital Group
                                                Companies, Inc.; Senior Vice
                                                President and Director, Capital
                                                Research and Management Company;
                                                President and Director, Capital
                                                Management Services, Inc.;
                                                Treasurer, Capital Strategy
                                                Research, Inc.; Senior Vice
                                                President, Capital Income
                                                Builder, Inc. and Capital World
                                                Growth & Income Fund, Inc.


Roberta A. Conroy, Senior Vice President        Senior Vice President and
                                                Secretary, Capital Director and
                                                Counsel International, Inc. and
                                                Emerging Markets Growth Fund,
                                                Inc.; Assistant General Counsel,
                                                The Capital Group Companies,
                                                Inc.; Secretary, Capital
                                                Management Services, Inc.

John B. Emerson, Senior Vice President          Deputy Assistant to the
                                                President, White House
                                                Coordinator, Deputy Director of
                                                Presidential Personnel, The
                                                White House.

Michael E. Ericksen, Senior Vice President      Senior Vice President, Capital
                                                International, Limited.

David I. Fisher, Chairman and Director          Chairman and Director, The
                                                Capital Group Companies, Inc.
                                                Vice Chairman and Director,
                                                Capital International, Inc.,
                                                Capital International K.K.,
                                                Capital International Limited
                                                and Emerging Markets Growth
                                                Fund, Inc.; President and
                                                Director, Capital Group
                                                International, Inc. and Capital
                                                International Limited (Bermuda);
                                                Presidente du Conseil, Capital
                                                International S.A.;

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                                                                         Page 82

                                                Director, Capital Group
                                                Research, Inc., Capital Research
                                                International, EuroPacific
                                                Growth Fund and New Perspective
                                                Fund.

Richard N. Havas, Senior Vice President         Senior Vice President, Capital
                                                International Limited, Capital
                                                Research International and
                                                Capital Guardian Canada, Inc.

Frederick M. Hughes, Jr., Senior Vice President Senior Vice President, Capital
                                                Guardian Trust Company


Robert G. Kirby, Chairman Emeritus              Senior Partner, The Capital
                                                Group Partners, L.P.


Nancy J. Kyle, Senior Vice President and        President, Capital Guardian
Director                                        Canada, Inc. and Vice
                                                President, Emerging Markets
                                                Growth Fund, Inc.

Karin L. Larson, Director                       Director, The Capital Group
                                                Companies, Inc.; President,
                                                Director, and Director of
                                                Research, Capital Guardian
                                                Research Company; Chairperson,
                                                President and Director, Capital
                                                Group Research, Inc.; President,
                                                Director and Director of
                                                International Research, Capital
                                                Research International.

 D. James Martin, Director                      Senior Vice President and
                                                Director, Capital Guardian
                                                Research Company.

John R. McIlwraith, Senior Vice                 Senior Vice President and
President and Director                          Director, Capital International
                                                Limited

James R. Mulally, Senior Vice                   International Limited; Director,
                                                Capital Guardian Research
                                                Company; Vice President, Capital
                                                Research Company.

Shelby Notkin, Senior Vice President            Director, Capital Guardian Trust
                                                Company of Nevada

Mary M. O'Hern, Senior Vice President           Senior Vice President Capital
                                                International Limited; Vice

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                                                                         Page 83

                                             President, Capital
                                             International, Inc.

Jeffrey C. Paster, Senior Vice President     Senior Vice President, Capital
                                             Guardian Trust Company

Robert V. Pennington, Senior Vice President  President, Capital Guardian
                                             Trust Company of Nevada


Jason M. Pilalas, Director                   Senior Vice President and
                                             Director, Capital Guardian
                                             Research Company

Robert Ronus, President and Director         Chairman and Director, Capital
                                             Guardian Canada, Inc., Capital
                                             Guardian Research Company and
                                             Capital Research Company and
                                             Capital Research International;
                                             Director, The Capital Group
                                             Companies, Inc., Capital Group
                                             International, Inc. and Capital
                                             International Fund S.A.;
                                             Directeur, Capital International
                                             S.A.; Senior Vice President,
                                             Capital International Limited.

Theodore R. Samuels, Senior Vice             Director, Capital Guardian
President and Director                       Research Company.


John H. Seiter, Executive Vice               Senior Vice President, Capital
President of Client Relations                Group International, Inc.;
  & Marketing and Director                   Vice President, The Capital
                                             Group Companies, Inc.

Robert L. Spare, Senior Vice                  Senior Vice President, Capital
President and Director                        Guardian Trust Company


Eugene P. Stein, Executive Vice               Director, Capital Guardian
President and Director                        Research Company


Philip A. Swan, Senior Vice                   Senior Vice President, Capital
President                                     Guardian Trust Company

Shaw B. Wagener, Director                     Director, Capital International
                                              Asia Pacific Management Company,
                                              S.A., Capital International
                                              Management Company, Capital
                                              International Emerging Countries
                                              Fund and Capital International
                                              Latin American Fund; President
                                              and Director, Inc.;


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                                                                         Page 84

                                                Senior Vice President, Capital
                                                International, Capital Group
                                                International, Inc. and Emerging
                                                Markets Growth Fund, Inc.


William H. Hurt, Senior Vice                    Chairman, Capital Guardian Trust
President and Director                          Company of Nevada and
                                                Capital Strategy Research, Inc.



             Item 27.    PRINCIPAL UNDERWRITERS

             (a) First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westborough, MA 01581-5120 serves as distributor of the shares of the Funds. FDDI is a wholly-owned subsidiary of First Data Investor Services Group. FDDI currently acts as principal underwriter for the following entities:

             The Galaxy Fund
             The Galaxy VIP Fund
             Galaxy Fund IICT&T Funds
             Wilshire Target Funds, Inc.
             Potomac Funds
             Panorama Trust
             First Choice Funds Trust
             Undiscovered Managers Funds
             LKCM Funds.
             BT Insurance Funds Trust
             ABN AMRO
             IBJ Funds Trust
             ICM Series Trust
             Forward Funds, Inc.
             Light Index

             (b) The information required by this Item 27(b) with respect to each director, officer or partner of FDDI is incorporated by reference to Schedule A of Form BD filed by FDDI with the SEC pursuant to the Securities Act of 1934 (File #8-45467). No director, officer or partner of FDDI holds a position or office with the Registrant.

             (c) Not Applicable.



Item 28. LOCATION OF ACCOUNTS AND RECORDS. All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Adviser, New Covenant Trust Company, N.A., except for those maintained by the Funds' Custodian, State Street Bank & Trust Co., 1776 Heritage Drive, North Quincy, MA 02171, the Trust's Administrator and Transfer Agent, First Data Investor Services Group, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, and the Funds' Accounting Agent, State Street Bank & Trust Co., 1776 Heritage Drive, North Quincy, MA 02171.

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                                                                         Page 85

Item 29.     MANAGEMENT SERVICES.  Not Applicable.

Item 30.     UNDERTAKINGS.

            (a) Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the recordholders of not less than 10% of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act relating to shareholder communications.

            (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report, upon request and without charge.

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                                                                         Page 86

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jeffersonville and the State of Indiana on this 8th day of March, 1999.

                                            NEW COVENANT FUNDS
                                            (Registrant)

                                            By:    /s/ Nancy H. Strapp
                                                --------------------------------
                                                Nancy H. Strapp, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                    TITLE                       DATE


 /S/ Nancy H. Strapp           Initial Trustee            March 8, 1999
----------------------------
      Nancy H. Strapp



 /s/ Nancy H. Strapp           President And Principal    March 8, 1999
----------------------------      Executive Officer
      Nancy H. Strapp



 /s/ Nancy H. Strapp           Principal Financial And    March 8, 1999
----------------------------      Accounting Officer
      Nancy H. Strapp









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                                                                         Page 87

                               NEW COVENANT FUNDS

                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT



         ITEM NO.                                   DESCRIPTION
         --------                                   -----------

         No Exhibits



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                                                                         Page 88